                        SUPPLEMENT DATED AUGUST 15, 2007
             TO THE PROSPECTUSES DATED MAY 1, 2007, AS AMENDED, FOR

                     NEW YORK LIFE ACCESS VARIABLE ANNUITY
                      NEW YORK LIFE ELITE VARIABLE ANNUITY
                   NEW YORK LIFE ESSENTIALS VARIABLE ANNUITY
                NEW YORK LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY
                         NEW YORK LIFE VARIABLE ANNUITY
                  NEW YORK LIFE PREMIUM PLUS VARIABLE ANNUITY
                 NEW YORK LIFE PREMIUM PLUS II VARIABLE ANNUITY
               NEW YORK LIFE PREMIUM PLUS ELITE VARIABLE ANNUITY
                     NEW YORK LIFE SELECT VARIABLE ANNUITY
                NEW YORK LIFE LONGEVITY BENEFIT VARIABLE ANNUITY

                                  INVESTING IN
                   NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

     This supplement amends the May 1, 2007 prospectuses (the "Prospectuses") for the above referenced New York Life variable annuity policies (the "policies"). You should read this information carefully and retain this supplement for future reference together with the Prospectus.
All capitalized terms have the same meaning as those included in the Prospectuses.

     The purpose of this supplement is to update the procedures set forth in the Prospectuses regarding limits on transfers under the policies.

     Keeping this purpose in mind, please note the following:

     In the section of the Prospectuses entitled "LIMITS ON TRANSFERS," the language contained in the fourth paragraph of such section is deleted in its entirety and replaced with the following:

          We currently do not include the following transfers in these limitations, although we reserve the right to include them in the future: transfers to and from the Fixed Account, the first transfer out of the MainStay VP Cash Management Investment Division within 90 days of the issuance of a policy, and transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep options.

                             ---------------------

                New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                               51 Madison Avenue
                            New York, New York 10010

           THIS NOTICE CONTAINS IMPORTANT INFORMATION CONCERNING YOUR
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

                     NEW YORK LIFE ACCESS VARIABLE ANNUITY
                      NEW YORK LIFE ELITE VARIABLE ANNUITY
                   NEW YORK LIFE ESSENTIALS VARIABLE ANNUITY
                NEW YORK LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY
                         NEW YORK LIFE VARIABLE ANNUITY
                  NEW YORK LIFE PREMIUM PLUS VARIABLE ANNUITY
                 NEW YORK LIFE PREMIUM PLUS II VARIABLE ANNUITY
               NEW YORK LIFE PREMIUM PLUS ELITE VARIABLE ANNUITY
                     NEW YORK LIFE SELECT VARIABLE ANNUITY
                NEW YORK LIFE LONGEVITY BENEFIT VARIABLE ANNUITY

                                AUGUST 20, 2007

  MAINSTAY VP SERIES FUND, INC. PORTFOLIO MERGER COMPLETED ON AUGUST 17, 2007

     New York Life Insurance and Annuity Corporation ("NYLIAC") has been informed that the MainStay VP Series Fund, Inc. completed the merger of the MainStay VP Income & Growth Portfolio with and into the MainStay VP ICAP Select Equity Portfolio on August 17, 2007.

     All references in the Prospectus to the MainStay VP Income & Growth Portfolio should be deleted.

                             ---------------------

     This Notice is a Supplement to the above referenced Prospectuses dated May 1, 2007, and amends the Prospectuses for the Policies. You should read this information carefully and retain this supplement for future reference together with the Prospectus. The terms We use in this supplement have the same meaning as in the Prospectus for the Policies. The above referenced Policies invest in NYLIAC Variable Annuity Separate Account-I, NYLIAC Variable Annuity Separate Account-II, NYLIAC Variable Annuity Separate Account-III, and NYLIAC Variable Annuity Separate Account-IV.

                             ---------------------

                New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                               51 Madison Avenue
                            New York, New York 10010

                        SUPPLEMENT DATED AUGUST 15, 2007
             TO THE PROSPECTUSES DATED MAY 1, 2007, AS AMENDED, FOR

           NEW YORK LIFE (FORMERLY MAINSTAY) ACCESS VARIABLE ANNUITY
            NEW YORK LIFE (FORMERLY MAINSTAY) ELITE VARIABLE ANNUITY
        NEW YORK LIFE (FORMERLY MAINSTAY) PREMIUM PLUS VARIABLE ANNUITY
       NEW YORK LIFE (FORMERLY MAINSTAY) PREMIUM PLUS II VARIABLE ANNUITY
            NEW YORK LIFE (FORMERLY MAINSTAY) PLUS VARIABLE ANNUITY
           NEW YORK LIFE (FORMERLY MAINSTAY) PLUS II VARIABLE ANNUITY
           NEW YORK LIFE (FORMERLY MAINSTAY) SELECT VARIABLE ANNUITY

                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

     This supplement amends the May 1, 2007 prospectuses (the "Prospectuses") for the above referenced New York Life variable annuity policies (the "policies"). You should read this information carefully and retain this supplement for future reference together with the Prospectus. All capitalized terms have the same meaning as those included in the Prospectuses.

     The purpose of this supplement is to update the procedures set forth in the Prospectuses regarding limits on transfers under the policies.

     Keeping this purpose in mind, please note the following:

     In the section of the Prospectuses entitled "LIMITS ON TRANSFERS," the language contained in the fourth paragraph of such section is deleted in its entirety and replaced with the following:

          We currently do not include the following transfers in these limitations, although we reserve the right to include them in the future: transfers to and from the Fixed Account, the first transfer out of the MainStay VP Cash Management Investment Division within 90 days of the issuance of a policy, and transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep options.

                             ---------------------

                New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                               51 Madison Avenue
                            New York, New York 10010

           THIS NOTICE CONTAINS IMPORTANT INFORMATION CONCERNING YOUR
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

           NEW YORK LIFE (FORMERLY MAINSTAY) ACCESS VARIABLE ANNUITY
            NEW YORK LIFE (FORMERLY MAINSTAY) ELITE VARIABLE ANNUITY
        NEW YORK LIFE (FORMERLY MAINSTAY) PREMIUM PLUS VARIABLE ANNUITY
       NEW YORK LIFE (FORMERLY MAINSTAY) PREMIUM PLUS II VARIABLE ANNUITY
            NEW YORK LIFE (FORMERLY MAINSTAY) PLUS VARIABLE ANNUITY
           NEW YORK LIFE (FORMERLY MAINSTAY) PLUS II VARIABLE ANNUITY
           NEW YORK LIFE (FORMERLY MAINSTAY) SELECT VARIABLE ANNUITY

                                AUGUST 20, 2007

  MAINSTAY VP SERIES FUND, INC. PORTFOLIO MERGER COMPLETED ON AUGUST 17, 2007

     New York Life Insurance and Annuity Corporation ("NYLIAC") has been informed that the MainStay VP Series Fund, Inc. completed the merger of the MainStay VP Income & Growth Portfolio with and into the MainStay VP ICAP Select Equity Portfolio on August 17, 2007.

     All references in the Prospectus to the MainStay VP Income & Growth Portfolio should be deleted.

                             ---------------------

     This Notice is a Supplement to the above referenced Prospectuses dated May 1, 2007, and amends the Prospectuses for the Policies. You should read this information carefully and retain this supplement for future reference together with the Prospectus. The terms We use in this supplement have the same meaning as in the Prospectus for the Policies. The above referenced Policies invest in NYLIAC Variable Annuity Separate Account-III and NYLIAC Variable Annuity Separate Account-IV.

                             ---------------------

                New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                               51 Madison Avenue
                            New York, New York 10010

                               TABLE OF CONTENTS

Message from New York Life Insurance and Annuity
  Corporation...............................................       3

Performance Summaries.......................................       4

NYLIAC Variable Annuity Separate Account - IV
Statement of Assets and Liabilities.........................      12
Statement of Operations.....................................      18
Statement of Changes in Net Assets..........................      24
Notes to Financial Statements...............................      32

The Semi-Annual Reports listed below follow:

MainStay VP Series Fund, Inc.
  Balanced Portfolio - Service Class
  Bond Portfolio - Service Class
  Capital Appreciation Portfolio - Service Class
  Cash Management Portfolio
  Common Stock Portfolio - Service Class
  Conservative Allocation Portfolio - Service Class
  Convertible Portfolio - Service Class
  Developing Growth Portfolio - Service Class
  Floating Rate Portfolio - Service Class
  Government Portfolio - Service Class
  Growth Allocation Portfolio - Service Class
  High Yield Corporate Bond Portfolio - Service Class
  ICAP Select Equity Portfolio - Service Class
  Income & Growth Portfolio - Service Class
  International Equity Portfolio - Service Class
  Large Cap Growth Portfolio - Service Class
  Mid Cap Core Portfolio - Service Class
  Mid Cap Growth Portfolio - Service Class
  Mid Cap Value Portfolio - Service Class
  Moderate Allocation Portfolio - Service Class
  Moderate Growth Allocation Portfolio - Service Class
  S&P 500 Index Portfolio - Service Class
  Small Cap Growth Portfolio - Service Class
  Total Return Portfolio - Service Class
  Value Portfolio - Service Class
Alger American Small Capitalization - Class S Shares (closed to new investors)
CVS Calvert Social Balanced Portfolio
Columbia Small Cap Value Fund, Variable Series - Class B
Dreyfus IP Technology Growth - Service Shares
Fidelity(R) VIP Contrafund(R) - Service Class 2
Fidelity(R) VIP Equity-Income - Service Class 2
Fidelity(R) VIP Mid Cap - Service Class 2
Janus Aspen Series Balanced - Service Shares
Janus Aspen Series Worldwide Growth - Service Shares
MFS(R) Investors Trust Series - Service Class
MFS(R) Research Series - Service Class
MFS(R) Utilities Series - Service Class
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class S
Royce Micro-Cap Portfolio - Investment Class
Royce Small-Cap Portfolio - Investment Class
T. Rowe Price Equity Income Portfolio - II
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity - Class II
Victory VIF Diversified Stock - Class A Shares

PLEASE SEE THE INDIVIDUAL FUND SEMI-ANNUAL REPORTS FOR ANY APPLICABLE FUND PROSPECTUS SUPPLEMENT(S) THAT MAY HAVE BEEN INCLUDED.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

MESSAGE FROM NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
--------------------------------------------------------------------------------

Dear Policyowner:

We're pleased to present the June 30, 2007 Semi-Annual Report for your New York Life Insurance and Annuity Corporation variable annuity and/or variable universal life policy.

This report contains performance information, financial statements, notes and highlights, and other pertinent data for each of the Investment Divisions available under your policy. In addition, some of the portfolio managers provide a discussion of their portfolio's performance.

We encourage you to take the time to review this information and evaluate the plans you have in place. Now would also be a good time to get in touch with your Registered Representative. He or she is a trained professional who can help you devise a strategy to meet your financial objectives.

Although no one knows for certain what the future may bring, we want to assure you of our commitment to helping you plan for your financial goals. We appreciate the trust you have placed with our company, and we will continue to evaluate our products and services in order to keep them responsive to your financial needs and the changing times.

August 2007

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) ELITE VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- IV AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2007(1)

                                                                     INVESTMENT
                                                          PORTFOLIO   DIVISION
                                                          INCEPTION  INCEPTION
INVESTMENT DIVISIONS                                        DATE      DATE(1)
Alger American Small Capitalization -- Class S Shares(4)     5/1/02     9/29/03
CVS Calvert Social Balanced Portfolio                        9/2/86     9/29/03
Columbia Small Cap Value Fund, Variable Series -- Class
  B                                                          6/1/00    11/15/04
Dreyfus IP Technology Growth -- Service Shares             12/29/00     9/29/03
Fidelity(R) VIP Contrafund(R) -- Service Class 2            1/12/00     9/29/03
Fidelity(R) VIP Equity-Income -- Service Class 2            1/12/00     9/29/03
Fidelity(R) VIP Mid Cap -- Service Class 2                  1/12/00     9/29/03
Janus Aspen Series Balanced -- Service Shares              12/31/99     9/29/03
Janus Aspen Series Worldwide Growth -- Service Shares      12/31/99     9/29/03
MainStay VP Balanced -- Service Class                        5/1/05      5/1/05
MainStay VP Bond -- Service Class                            6/2/03     9/29/03
MainStay VP Capital Appreciation -- Service Class            6/2/03     9/29/03
MainStay VP Cash Management -- Current 7-day yield is
  4.82(5)                                                   1/29/93     9/29/03
MainStay VP Common Stock -- Service Class                    6/2/03     9/29/03
MainStay VP Conservative Allocation -- Service Class        2/13/06     2/13/06
MainStay VP Convertible -- Service Class                     6/2/03     9/29/03
MainStay VP Developing Growth -- Service Class               6/2/03     9/29/03
MainStay VP Floating Rate -- Service Class                   5/1/05      5/1/05
MainStay VP Government -- Service Class                      6/2/03     9/29/03
MainStay VP Growth Allocation -- Service Class              2/13/06     2/13/06
MainStay VP High Yield Corporate Bond -- Service Class       6/2/03     9/29/03
MainStay VP ICAP Select Equity -- Service Class(6)           6/2/03     9/29/03
MainStay VP Income & Growth -- Service Class                 6/2/03     9/29/03
MainStay VP International Equity -- Service Class            6/2/03     9/29/03
MainStay VP Large Cap Growth -- Service Class                6/2/03     9/29/03
MainStay VP Mid Cap Core -- Service Class                    6/2/03     9/29/03
MainStay VP Mid Cap Growth -- Service Class                  6/2/03     9/29/03
MainStay VP Mid Cap Value -- Service Class                   6/2/03     9/29/03
MainStay VP Moderate Allocation -- Service Class            2/13/06     2/13/06
MainStay VP Moderate Growth Allocation -- Service Class     2/13/06     2/13/06
MainStay VP S&P 500 Index(7) -- Service Class                6/2/03     9/29/03
MainStay VP Small Cap Growth -- Service Class                6/2/03     9/29/03
MainStay VP Total Return -- Service Class                    6/2/03     9/29/03
MainStay VP Value -- Service Class                           6/2/03     9/29/03
MFS(R) Investors Trust Series -- Service Class               5/1/00     9/29/03
MFS(R) Research Series -- Service Class                      5/1/00     9/29/03
MFS(R) Utilities Series -- Service Class                     5/1/00      5/1/04
Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class S    2/18/03      5/1/04
Royce Micro-Cap Portfolio -- Investment Class              12/27/96      5/1/05
Royce Small-Cap Portfolio -- Investment Class              12/27/96      5/1/05
T. Rowe Price Equity Income Portfolio-II                    4/30/02     9/29/03
Van Eck Worldwide Hard Assets                                9/1/89     9/29/03
Van Kampen UIF Emerging Markets Equity -- Class II          1/10/03     9/29/03
Victory VIF Diversified Stock -- Class A Shares              7/1/99      5/1/04
-------------------------------------------------------------------------------
                                                            Negative numbers
                                                                appear in
                                                               parentheses.

                                                                    ASSUMING NO SURRENDER(%)(2)
                                                                                                 SINCE
                                                                                               INVESTMENT
                                                             1        3        5       10       DIVISION
INVESTMENT DIVISIONS                                      YEAR(1)  YEAR(1)  YEAR(1)  YEAR(1)  INCEPTION(3)
Alger American Small Capitalization -- Class S Shares(4)   22.78    19.12    17.40      N/A          20.86
CVS Calvert Social Balanced Portfolio                      12.18     7.86     7.93     5.60           8.11
Columbia Small Cap Value Fund, Variable Series -- Class
  B                                                        16.73    14.69    15.41      N/A          13.27
Dreyfus IP Technology Growth -- Service Shares             14.91     5.81     8.05      N/A           7.08
Fidelity(R) VIP Contrafund(R) -- Service Class 2           16.75    15.36    13.77    10.69          17.04
Fidelity(R) VIP Equity-Income -- Service Class 2           23.94    13.93    11.92     8.20          14.63
Fidelity(R) VIP Mid Cap -- Service Class 2                 18.28    20.49    18.53      N/A          22.64
Janus Aspen Series Balanced -- Service Shares              15.45    10.34     8.47      N/A          10.51
Janus Aspen Series Worldwide Growth -- Service Shares      31.72    14.96     9.23      N/A          12.95
MainStay VP Balanced -- Service Class                      11.42      N/A      N/A      N/A           8.88
MainStay VP Bond -- Service Class                           6.01     3.65     4.49     5.59           3.27
MainStay VP Capital Appreciation -- Service Class          16.69     8.75     6.90     3.84          10.15
MainStay VP Cash Management -- Current 7-day yield is
  4.82(5)                                                   4.89     3.52     2.41     3.53           2.93
MainStay VP Common Stock -- Service Class                  21.33    13.01    10.14     7.42          14.34
MainStay VP Conservative Allocation -- Service Class       12.50      N/A      N/A      N/A           8.41
MainStay VP Convertible -- Service Class                   15.88    10.32     9.96     8.43          10.77
MainStay VP Developing Growth -- Service Class             22.68    15.54    11.77      N/A          15.26
MainStay VP Floating Rate -- Service Class                  6.45      N/A      N/A      N/A           4.94
MainStay VP Government -- Service Class                     5.04     3.28     3.44     5.17           2.75
MainStay VP Growth Allocation -- Service Class             21.69      N/A      N/A      N/A          15.73
MainStay VP High Yield Corporate Bond -- Service Class     11.12     8.89    12.90     8.18           9.82
MainStay VP ICAP Select Equity -- Service Class(6)         24.19    14.02    11.07      N/A          14.19
MainStay VP Income & Growth -- Service Class               22.46    12.12    11.17      N/A          13.21
MainStay VP International Equity -- Service Class          26.13    19.66    15.41     8.55          20.37
MainStay VP Large Cap Growth -- Service Class              18.50     7.82     5.88      N/A           6.45
MainStay VP Mid Cap Core -- Service Class                  22.05    19.39    16.54      N/A          19.40
MainStay VP Mid Cap Growth -- Service Class                18.54    19.84    14.78      N/A          21.17
MainStay VP Mid Cap Value -- Service Class                 19.79    13.44    11.19      N/A          16.14
MainStay VP Moderate Allocation -- Service Class           15.82      N/A      N/A      N/A          10.68
MainStay VP Moderate Growth Allocation -- Service Class    18.92      N/A      N/A      N/A          13.14
MainStay VP S&P 500 Index(7) -- Service Class              19.87    11.09    10.15     6.58          12.71
MainStay VP Small Cap Growth -- Service Class               5.93     7.63     8.54      N/A          10.82
MainStay VP Total Return -- Service Class                  14.56     9.04     8.06     5.85           9.32
MainStay VP Value -- Service Class                         20.32    13.08     9.93     6.83          15.21
MFS(R) Investors Trust Series -- Service Class             20.41    12.11     9.52      N/A          12.00
MFS(R) Research Series -- Service Class                    21.73    12.69    10.54      N/A          13.39
MFS(R) Utilities Series -- Service Class                   43.53    30.47    25.20      N/A          32.06
Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class S   24.51    17.72      N/A      N/A          20.49
Royce Micro-Cap Portfolio -- Investment Class              18.82    16.67    15.64    17.98          25.09
Royce Small-Cap Portfolio -- Investment Class              22.12    16.62    15.14    15.66          18.43
T. Rowe Price Equity Income Portfolio-II                   22.14    13.42    11.40      N/A          15.38
Van Eck Worldwide Hard Assets                              32.40    41.04    30.07    12.84          38.29
Van Kampen UIF Emerging Markets Equity -- Class II         48.56    39.70      N/A      N/A          35.37
Victory VIF Diversified Stock -- Class A Shares            21.04    12.28    11.55      N/A          13.65
-------------------------------------------------------------------------------
                                                               Negative numbers appear in parentheses.

                                                                       ASSUMING SURRENDER(%)
                                                                                                 SINCE
                                                                                               INVESTMENT
                                                             1        3        5       10       DIVISION
INVESTMENT DIVISIONS                                      YEAR(1)  YEAR(1)  YEAR(1)  YEAR(1)  INCEPTION(3)
Alger American Small Capitalization -- Class S Shares(4)   14.78    17.21    16.76      N/A          19.73
CVS Calvert Social Balanced Portfolio                       4.18     5.52     7.03     5.60           6.52
Columbia Small Cap Value Fund, Variable Series -- Class
  B                                                         8.73    12.63    14.73      N/A          10.68
Dreyfus IP Technology Growth -- Service Shares              6.91     3.38     7.15      N/A           5.50
Fidelity(R) VIP Contrafund(R) -- Service Class 2            8.75    13.32    13.05    10.69          15.81
Fidelity(R) VIP Equity-Income -- Service Class 2           15.94    11.84    11.14     8.20          13.31
Fidelity(R) VIP Mid Cap -- Service Class 2                 10.28    18.63    17.92      N/A          21.57
Janus Aspen Series Balanced -- Service Shares               7.45     8.10     7.59      N/A           9.07
Janus Aspen Series Worldwide Growth -- Service Shares      23.72    12.90     8.37      N/A          11.58
MainStay VP Balanced -- Service Class                       3.42      N/A      N/A      N/A           5.45
MainStay VP Bond -- Service Class                          (1.62)    1.11     3.46     5.59           1.50
MainStay VP Capital Appreciation -- Service Class           8.69     6.45     5.96     3.84           8.69
MainStay VP Cash Management -- Current 7-day yield is
  4.82(5)                                                  (2.66)    0.97     1.29     3.53           1.15
MainStay VP Common Stock -- Service Class                  13.33    10.88     9.31     7.42          13.03
MainStay VP Conservative Allocation -- Service Class        4.50      N/A      N/A      N/A           2.50
MainStay VP Convertible -- Service Class                    7.88     8.08     9.12     8.43           9.33
MainStay VP Developing Growth -- Service Class             14.68    13.51    10.99      N/A          13.98
MainStay VP Floating Rate -- Service Class                 (1.22)     N/A      N/A      N/A           1.37
MainStay VP Government -- Service Class                    (2.53)    0.74     2.37     5.17           0.98
MainStay VP Growth Allocation -- Service Class             13.69      N/A      N/A      N/A          10.17
MainStay VP High Yield Corporate Bond -- Service Class      3.12     6.60    12.16     8.18           8.36
MainStay VP ICAP Select Equity -- Service Class(6)         16.19    11.93    10.27      N/A          12.83
MainStay VP Income & Growth -- Service Class               14.46     9.95    10.37      N/A          11.83
MainStay VP International Equity -- Service Class          18.13    17.76    14.73     8.55          19.24
MainStay VP Large Cap Growth -- Service Class              10.50     5.47     4.91      N/A           4.82
MainStay VP Mid Cap Core -- Service Class                  14.05    17.48    15.89      N/A          18.23
MainStay VP Mid Cap Growth -- Service Class                10.54    17.96    14.08      N/A          20.06
MainStay VP Mid Cap Value -- Service Class                 11.79    11.33    10.39      N/A          14.88
MainStay VP Moderate Allocation -- Service Class            7.82      N/A      N/A      N/A           4.97
MainStay VP Moderate Growth Allocation -- Service Class    10.92      N/A      N/A      N/A           7.49
MainStay VP S&P 500 Index(7) -- Service Class              11.87     8.89     9.32     6.58          11.35
MainStay VP Small Cap Growth -- Service Class              (1.70)    5.27     7.66      N/A           9.39
MainStay VP Total Return -- Service Class                   6.56     6.75     7.17     5.85           7.83
MainStay VP Value -- Service Class                         12.32    10.96     9.10     6.83          13.92
MFS(R) Investors Trust Series -- Service Class             12.41     9.95     8.67      N/A          10.59
MFS(R) Research Series -- Service Class                    13.73    10.55     9.73      N/A          12.03
MFS(R) Utilities Series -- Service Class                   35.53    28.88    24.71      N/A          30.80
Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class S   16.51    15.76      N/A      N/A          18.96
Royce Micro-Cap Portfolio -- Investment Class              10.82    14.68    14.96    17.98          22.19
Royce Small-Cap Portfolio -- Investment Class              14.12    14.63    14.45    15.66          15.34
T. Rowe Price Equity Income Portfolio-II                   14.14    11.31    10.61      N/A          14.10
Van Eck Worldwide Hard Assets                              24.40    39.69    29.64    12.84          37.48
Van Kampen UIF Emerging Markets Equity -- Class II         40.56    38.32      N/A      N/A          34.55
Victory VIF Diversified Stock -- Class A Shares            13.04    10.12    10.77      N/A          11.93
-------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED. A POLICY SERVICE CHARGE, EQUAL TO $30 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM PAYMENT IS 8, DECLINING TO 3% (OR 2% FOR SINGLE PREMIUM POLICIES) BY THE 8TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN). THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE ELITE VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) ELITE VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- IV

AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2007(1)

(1) The New York Life Elite Variable Annuity was first offered for sale on September 29, 2003. Certain Portfolios existed prior to that date. The performance for the MainStay VP Series Fund, Inc. Service Class portfolios are based on the Initial Class Portfolio Inception Date (where applicable). The performance for all other funds is based on the Portfolio Inception Date reflected in the performance summary. The hypothetical performance has been modified to reflect Fund annual expenses as if the policy had been available during the periods shown.

    The performance shown is for the indicated classes/shares only. These classes/shares impose a 12b-1 fee (except CVS Calvert Social Balanced Portfolio, MainStay VP Cash Management, Royce Micro-Cap
    Portfolio -- Investment Class, Royce Small-Cap Portfolio -- Investment Class and Van Eck Worldwide Hard Assets). Performance for these classes/shares may be lower than the returns for those classes/shares that do not impose a 12b-1 fee.

    The New York Life Elite Variable Annuity differs from many other variable annuity policies in that the Mortality and Expense Risk and Administrative Costs Charge (M&E) is calculated as a percentage of your Adjusted Premium Payments under the policy (excluding premiums allocated to the Fixed Account), rather than as percentage of Separate Account assets. Therefore, the 1.70% M&E charge is not reflected in the performance of the Investment Divisions, but will be deducted quarterly by reducing the number of Accumulation Units in the Investment Divisions you have selected. Since market performance is reflected through fluctuations in the value of an Accumulation Unit, owning fewer Accumulation Units over time will result in a gradual reduction in the value of the Policy, regardless of market performance, when compared to the result of a traditional charge structure. Please refer to your prospectus for more details.

(2) Assumes no deduction for surrender charges.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) New allocations to the Alger American Small Capitalization -- Class S Shares Investment Division, will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007.

(5) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF JUNE 30, 2007 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(6) The Board of Directors for the MainStay VP Series Fund, Inc. approved the merger of the MainStay VP Income & Growth -- Service Class Portfolio with and into the MainStay VP ICAP Select Equity -- Service Class Portfolio on March 6, 2007. Pending shareholder approval, the merger is expected to be effective as of August 17, 2007.

(7) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

SMRU # 338403 CV

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) PREMIUM PLUS ELITE VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- IV AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2007(1)

                                                                      INVESTMENT
                                                          PORTFOLIO    DIVISION
                                                          INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                        DATE       DATE(1)
Alger American Small Capitalization -- Class S Shares(4)    5/1/02     11/15/04
CVS Calvert Social Balanced Portfolio                       9/2/86     11/15/04
Columbia Small Cap Value Fund, Variable Series -- Class
  B                                                         6/1/00     11/15/04
Dreyfus IP Technology Growth -- Service Shares            12/29/00     11/15/04
Fidelity(R) VIP Contrafund(R) -- Service Class 2           1/12/00     11/15/04
Fidelity(R) VIP Equity-Income -- Service Class 2           1/12/00     11/15/04
Fidelity(R) VIP Mid Cap -- Service Class 2                 1/12/00     11/15/04
Janus Aspen Series Balanced -- Service Shares             12/31/99     11/15/04
Janus Aspen Series Worldwide Growth -- Service Shares     12/31/99     11/15/04
MainStay VP Balanced -- Service Class                       5/1/05       5/1/05
MainStay VP Bond -- Service Class                           6/2/03     11/15/04
MainStay VP Capital Appreciation -- Service Class           6/2/03     11/15/04
MainStay VP Cash Management -- Current 7-day yield is
  4.82%(5)                                                 1/29/93     11/15/04
MainStay VP Common Stock -- Service Class                   6/2/03     11/15/04
MainStay VP Conservative Allocation -- Service Class       2/13/06      2/13/06
MainStay VP Convertible -- Service Class                    6/2/03     11/15/04
MainStay VP Developing Growth -- Service Class              6/2/03     11/15/04
MainStay VP Floating Rate -- Service Class                  5/1/05       5/1/05
MainStay VP Government -- Service Class                     6/2/03     11/15/04
MainStay VP Growth Allocation -- Service Class             2/13/06      2/13/06
MainStay VP High Yield Corporate Bond -- Service Class      6/2/03     11/15/04
MainStay VP ICAP Select Equity -- Service Class(6)          6/2/03     11/15/04
MainStay VP Income & Growth -- Service Class                6/2/03     11/15/04
MainStay VP International Equity -- Service Class           6/2/03     11/15/04
MainStay VP Large Cap Growth -- Service Class               6/2/03     11/15/04
MainStay VP Mid Cap Core -- Service Class                   6/2/03     11/15/04
MainStay VP Mid Cap Growth -- Service Class                 6/2/03     11/15/04
MainStay VP Mid Cap Value -- Service Class                  6/2/03     11/15/04
MainStay VP Moderate Allocation -- Service Class           2/13/06      2/13/06
MainStay VP Moderate Growth Allocation -- Service Class    2/13/06      2/13/06
MainStay VP S&P 500 Index(7) -- Service Class               6/2/03     11/15/04
MainStay VP Small Cap Growth -- Service Class               6/2/03     11/15/04
MainStay VP Total Return -- Service Class                   6/2/03     11/15/04
MainStay VP Value -- Service Class                          6/2/03     11/15/04
MFS(R) Investors Trust Series -- Service Class              5/1/00     11/15/04
MFS(R) Research Series -- Service Class                     5/1/00     11/15/04
MFS(R) Utilities Series -- Service Class                    5/1/00     11/15/04
Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class S   2/18/03     11/15/04
Royce Micro-Cap Portfolio -- Investment Class             12/27/96       5/1/05
Royce Small-Cap Portfolio -- Investment Class             12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio-II                   4/30/02     11/15/04
Van Eck Worldwide Hard Assets                               9/1/89     11/15/04
Van Kampen UIF Emerging Markets Equity -- Class II         1/10/03     11/15/04
Victory VIF Diversified Stock -- Class A Shares             7/1/99     11/15/04
--------------------------------------------------------------------------------
                                                             Negative numbers
                                                          appear in parentheses.

                                                                      ASSUMING NO SURRENDER(%)(2)
                                                                                                     SINCE
                                                                                                   INVESTMENT
                                                             1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                      YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares(4)   22.78     19.12     17.40       N/A        20.86
CVS Calvert Social Balanced Portfolio                      12.18      7.86      7.93      5.60         8.11
Columbia Small Cap Value Fund, Variable Series -- Class
  B                                                        16.73     14.69     15.41       N/A        13.27
Dreyfus IP Technology Growth -- Service Shares             14.91      5.81      8.05       N/A         7.08
Fidelity(R) VIP Contrafund(R) -- Service Class 2           16.75     15.36     13.77     10.69        17.04
Fidelity(R) VIP Equity-Income -- Service Class 2           23.94     13.93     11.92      8.20        14.63
Fidelity(R) VIP Mid Cap -- Service Class 2                 18.28     20.49     18.53       N/A        22.64
Janus Aspen Series Balanced -- Service Shares              15.45     10.34      8.47       N/A        10.51
Janus Aspen Series Worldwide Growth -- Service Shares      31.72     14.96      9.23       N/A        12.95
MainStay VP Balanced -- Service Class                      11.42       N/A       N/A       N/A         8.88
MainStay VP Bond -- Service Class                           6.01      3.65      4.49      5.59         3.27
MainStay VP Capital Appreciation -- Service Class          16.69      8.75      6.90      3.84        10.15
MainStay VP Cash Management -- Current 7-day yield is
  4.82%(5)                                                  4.89      3.52      2.41      3.53         2.93
MainStay VP Common Stock -- Service Class                  21.33     13.01     10.14      7.42        14.34
MainStay VP Conservative Allocation -- Service Class       12.50       N/A       N/A       N/A         8.41
MainStay VP Convertible -- Service Class                   15.88     10.32      9.96      8.43        10.77
MainStay VP Developing Growth -- Service Class             22.68     15.54     11.77       N/A        15.26
MainStay VP Floating Rate -- Service Class                  6.45       N/A       N/A       N/A         4.94
MainStay VP Government -- Service Class                     5.04      3.28      3.44      5.17         2.75
MainStay VP Growth Allocation -- Service Class             21.69       N/A       N/A       N/A        15.73
MainStay VP High Yield Corporate Bond -- Service Class     11.12      8.89     12.90      8.18         9.82
MainStay VP ICAP Select Equity -- Service Class(6)         24.19     14.02     11.07       N/A        14.19
MainStay VP Income & Growth -- Service Class               22.46     12.12     11.17       N/A        13.21
MainStay VP International Equity -- Service Class          26.13     19.66     15.41      8.55        20.37
MainStay VP Large Cap Growth -- Service Class              18.50      7.82      5.88       N/A         6.45
MainStay VP Mid Cap Core -- Service Class                  22.05     19.39     16.54       N/A        19.40
MainStay VP Mid Cap Growth -- Service Class                18.54     19.84     14.78       N/A        21.17
MainStay VP Mid Cap Value -- Service Class                 19.79     13.44     11.19       N/A        16.14
MainStay VP Moderate Allocation -- Service Class           15.82       N/A       N/A       N/A        10.68
MainStay VP Moderate Growth Allocation -- Service Class    18.92       N/A       N/A       N/A        13.14
MainStay VP S&P 500 Index(7) -- Service Class              19.87     11.09     10.15      6.58        12.71
MainStay VP Small Cap Growth -- Service Class               5.93      7.63      8.54       N/A        10.82
MainStay VP Total Return -- Service Class                  14.56      9.04      8.06      5.85         9.32
MainStay VP Value -- Service Class                         20.32     13.08      9.93      6.83        15.21
MFS(R) Investors Trust Series -- Service Class             20.41     12.11      9.52       N/A        12.00
MFS(R) Research Series -- Service Class                    21.73     12.69     10.54       N/A        13.39
MFS(R) Utilities Series -- Service Class                   43.53     30.47     25.20       N/A        32.06
Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class S   24.51     17.72       N/A       N/A        20.49
Royce Micro-Cap Portfolio -- Investment Class              18.82     16.67     15.64     17.98        25.09
Royce Small-Cap Portfolio -- Investment Class              22.12     16.62     15.14     15.66        18.43
T. Rowe Price Equity Income Portfolio-II                   22.14     13.42     11.40       N/A        15.38
Van Eck Worldwide Hard Assets                              32.40     41.04     30.07     12.84        38.29
Van Kampen UIF Emerging Markets Equity -- Class II         48.56     39.70       N/A       N/A        35.37
Victory VIF Diversified Stock -- Class A Shares            21.04     12.28     11.55       N/A        13.65
--------------------------------------------------------------------------------
                                                                Negative numbers appear in parentheses.

                                                                         ASSUMING SURRENDER(%)
                                                                                                     SINCE
                                                                                                   INVESTMENT
                                                             1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                      YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares(4)   14.78     17.21     16.76       N/A        19.73
CVS Calvert Social Balanced Portfolio                       4.18      5.52      7.03      5.42         6.52
Columbia Small Cap Value Fund, Variable Series -- Class
  B                                                         8.73     12.63     14.73       N/A        10.68
Dreyfus IP Technology Growth -- Service Shares              6.91      3.38      7.15       N/A         5.50
Fidelity(R) VIP Contrafund(R) -- Service Class 2            8.75     13.32     13.05     10.57        15.81
Fidelity(R) VIP Equity-Income -- Service Class 2           15.94     11.84     11.14      8.06        13.31
Fidelity(R) VIP Mid Cap -- Service Class 2                 10.28     18.63     17.92       N/A        21.57
Janus Aspen Series Balanced -- Service Shares               7.45      8.10      7.59       N/A         9.07
Janus Aspen Series Worldwide Growth -- Service Shares      23.72     12.90      8.37       N/A        11.58
MainStay VP Balanced -- Service Class                       3.42       N/A       N/A       N/A         5.45
MainStay VP Bond -- Service Class                          (1.62)     1.11      3.46      5.41         1.50
MainStay VP Capital Appreciation -- Service Class           8.69      6.45      5.96      3.62         8.69
MainStay VP Cash Management -- Current 7-day yield is
  4.82%(5)                                                 (2.66)     0.97      1.29      3.31         1.15
MainStay VP Common Stock -- Service Class                  13.33     10.88      9.31      7.26        13.03
MainStay VP Conservative Allocation -- Service Class        4.50       N/A       N/A       N/A         2.50
MainStay VP Convertible -- Service Class                    7.88      8.08      9.12      8.28         9.33
MainStay VP Developing Growth -- Service Class             14.68     13.51     10.99       N/A        13.98
MainStay VP Floating Rate -- Service Class                 (1.22)      N/A       N/A       N/A         1.37
MainStay VP Government -- Service Class                    (2.53)     0.74      2.37      4.98         0.98
MainStay VP Growth Allocation -- Service Class             13.69       N/A       N/A       N/A        10.17
MainStay VP High Yield Corporate Bond -- Service Class      3.12      6.60     12.16      8.03         8.36
MainStay VP ICAP Select Equity -- Service Class(6)         16.19     11.93     10.27       N/A        12.83
MainStay VP Income & Growth -- Service Class               14.46      9.95     10.37       N/A        11.83
MainStay VP International Equity -- Service Class          18.13     17.76     14.73      8.40        19.24
MainStay VP Large Cap Growth -- Service Class              10.50      5.47      4.91       N/A         4.82
MainStay VP Mid Cap Core -- Service Class                  14.05     17.48     15.89       N/A        18.23
MainStay VP Mid Cap Growth -- Service Class                10.54     17.96     14.08       N/A        20.06
MainStay VP Mid Cap Value -- Service Class                 11.79     11.33     10.39       N/A        14.88
MainStay VP Moderate Allocation -- Service Class            7.82       N/A       N/A       N/A         4.97
MainStay VP Moderate Growth Allocation -- Service Class    10.92       N/A       N/A       N/A         7.49
MainStay VP S&P 500 Index(7) -- Service Class              11.87      8.89      9.32      6.41        11.35
MainStay VP Small Cap Growth -- Service Class              (1.70)     5.27      7.66       N/A         9.39
MainStay VP Total Return -- Service Class                   6.56      6.75      7.17      5.67         7.83
MainStay VP Value -- Service Class                         12.32     10.96      9.10      6.67        13.92
MFS(R) Investors Trust Series -- Service Class             12.41      9.95      8.67       N/A        10.59
MFS(R) Research Series -- Service Class                    13.73     10.55      9.73       N/A        12.03
MFS(R) Utilities Series -- Service Class                   35.53     28.88     24.71       N/A        30.80
Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class S   16.51     15.76       N/A       N/A        18.96
Royce Micro-Cap Portfolio -- Investment Class              10.82     14.68     14.96     17.91        22.19
Royce Small-Cap Portfolio -- Investment Class              14.12     14.63     14.45     15.58        15.34
T. Rowe Price Equity Income Portfolio-II                   14.14     11.31     10.61       N/A        14.10
Van Eck Worldwide Hard Assets                              24.40     39.69     29.64     12.74        37.48
Van Kampen UIF Emerging Markets Equity -- Class II         40.56     38.32       N/A       N/A        34.55
Victory VIF Diversified Stock -- Class A Shares            13.04     10.12     10.77       N/A        11.93
--------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED. A POLICY SERVICE CHARGE, EQUAL TO $30 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 3% (OR 1% FOR SINGLE PREMIUM POLICIES) BY THE 10TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN). THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE PREMIUM PLUS ELITE VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCTS AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) PREMIUM PLUS ELITE VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- IV

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2007(1)

(1) The New York Life Premium Plus Elite Variable Annuity was first offered for sale on November 15, 2004. Certain of the Portfolios existed prior to that date. The performance for the MainStay VP Series Fund, Inc. Service Class portfolios are based on the Initial Class Portfolio Inception Date (where applicable). The performance for all other funds is based on the Portfolio Inception Date reflected in the performance summary. The hypothetical performance has been modified to reflect Fund annual expenses as if the policy had been available during the periods shown.

    The performance shown is for the indicated classes/shares only. These classes/shares impose a 12b-1 fee (except CVS Calvert Social Balanced Portfolio, MainStay VP Cash Management, Royce Micro-Cap
    Portfolio -- Investment Class, Royce Small-Cap Portfolio -- Investment Class and Van Eck Worldwide Hard Assets). Performance for these classes/shares may be lower than the returns for those classes/shares that do not impose a 12b-1 fee.

    The New York Life Premium Plus Elite Variable Annuity differs from many other variable annuity policies in that the Mortality and Expense Risk and Administrative Costs Charge (M&E) is calculated as a percentage of your Adjusted Premium Payments under the policy (excluding premiums allocated to the Fixed Account), rather than as percentage of Separate Account assets. Therefore, the 1.90% M&E charge is not reflected in the performance of the Investment Divisions, but will be deducted quarterly by reducing the number of Accumulation Units in the Investment Divisions you have selected. Since market performance is reflected through fluctuations in the value of an Accumulation Unit, owning fewer Accumulation Units over time will result in a gradual reduction in the value of the Policy, regardless of market performance, when compared to the result of a traditional charge structure. Please refer to your prospectus for more details.

(2) Assumes no deduction for surrender charges.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) New allocations to the Alger American Small Capitalization -- Class S Shares Investment Division, will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007.

(5) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF JUNE 30, 2007 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(6) The Board of Directors for the MainStay VP Series Fund, Inc. approved the merger of the MainStay VP Income & Growth -- Service Class Portfolio with and into the MainStay VP ICAP Select Equity -- Service Class Portfolio on March 6, 2007. Pending shareholder approval, the merger is expected to be effective as of August 17, 2007.

(7) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

New York Life Premium Plus Elite Variable Annuity is a flexible premium deferred variable annuity issued by NYLIAC. Under this policy, we will apply a Credit to premiums paid in a percentage amount according to the credit rate schedule then in effect. Policies with a premium Credit may have higher fees and expenses, and may have longer surrender charge periods than policies that do not provide the Credit feature. There may be circumstances in which the purchase of a New York Life Premium Plus Elite Variable Annuity is less advantageous than the purchase of another New York Life variable annuity which may have lower fees but no credit. This may be the case, for example, if you intended to make fewer and smaller payments into the contract, or if you anticipate retaining the contract for a significant time beyond the surrender charge period.

This product is not available in all states.

SMRU # 338403 CV

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) LONGEVITY BENEFIT VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- IV AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2007(1)

                                                                      INVESTMENT
                                                          PORTFOLIO    DIVISION
                                                          INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                        DATE       DATE(1)
Alger American Small Capitalization -- Class S Shares(4)    5/1/02     10/23/06
CVS Calvert Social Balanced Portfolio                       9/2/86     10/23/06
Columbia Small Cap Value Fund, Variable Series -- Class
  B                                                         6/1/00     10/23/06
Dreyfus IP Technology Growth -- Service Shares            12/29/00     10/23/06
Fidelity(R) VIP Contrafund(R) -- Service Class 2           1/12/00     10/23/06
Fidelity(R) VIP Equity-Income -- Service Class 2           1/12/00     10/23/06
Fidelity(R) VIP Mid Cap -- Service Class 2                 1/12/00     10/23/06
Janus Aspen Series Balanced -- Service Shares             12/31/99     10/23/06
Janus Aspen Series Worldwide Growth -- Service Shares     12/31/99     10/23/06
MainStay VP Balanced -- Service Class                       5/1/05     10/23/06
MainStay VP Bond -- Service Class                           6/2/03     10/23/06
MainStay VP Capital Appreciation -- Service Class           6/2/03     10/23/06
MainStay VP Cash Management -- Current 7-day yield is
  4.82%(5)                                                 1/29/93     10/23/06
MainStay VP Common Stock -- Service Class                   6/2/03     10/23/06
MainStay VP Conservative Allocation -- Service Class       2/13/06     10/23/06
MainStay VP Convertible -- Service Class                    6/2/03     10/23/06
MainStay VP Developing Growth -- Service Class              6/2/03     10/23/06
MainStay VP Floating Rate -- Service Class                  5/1/05     10/23/06
MainStay VP Government -- Service Class                     6/2/03     10/23/06
MainStay VP Growth Allocation -- Service Class             2/13/06     10/23/06
MainStay VP High Yield Corporate Bond -- Service Class      6/2/03     10/23/06
MainStay VP ICAP Select Equity -- Service Class(6)          6/2/03     10/23/06
MainStay VP Income & Growth -- Service Class                6/2/03     10/23/06
MainStay VP International Equity -- Service Class           6/2/03     10/23/06
MainStay VP Large Cap Growth -- Service Class               6/2/03     10/23/06
MainStay VP Mid Cap Core -- Service Class                   6/2/03     10/23/06
MainStay VP Mid Cap Growth -- Service Class                 6/2/03     10/23/06
MainStay VP Mid Cap Value -- Service Class                  6/2/03     10/23/06
MainStay VP Moderate Allocation -- Service Class           2/13/06     10/23/06
MainStay VP Moderate Growth Allocation -- Service Class    2/13/06     10/23/06
MainStay VP S&P 500 Index(7) -- Service Class               6/2/03     10/23/06
MainStay VP Small Cap Growth -- Service Class               6/2/03     10/23/06
MainStay VP Total Return -- Service Class                   6/2/03     10/23/06
MainStay VP Value -- Service Class                          6/2/03     10/23/06
MFS(R) Investors Trust Series -- Service Class              5/1/00     10/23/06
MFS(R) Research Series -- Service Class                     5/1/00     10/23/06
MFS(R) Utilities Series -- Service Class                    5/1/00     10/23/06
Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class S   2/18/03     10/23/06
Royce Micro-Cap Portfolio -- Investment Class             12/27/96     10/23/06
Royce Small-Cap Portfolio -- Investment Class             12/27/96     10/23/06
T. Rowe Price Equity Income Portfolio-II                   4/30/02     10/23/06
Van Eck Worldwide Hard Assets                               9/1/89     10/23/06
Van Kampen UIF Emerging Markets Equity -- Class II         1/10/03     10/23/06
Victory VIF Diversified Stock -- Class A Shares             7/1/99     10/23/06
--------------------------------------------------------------------------------
                                                             Negative numbers
                                                          appear in parentheses.

                                                                      ASSUMING NO SURRENDER(%)(2)
                                                                                                     SINCE
                                                                                                   INVESTMENT
                                                             1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                      YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares(4)   22.78     19.12     17.40       N/A        20.86
CVS Calvert Social Balanced Portfolio                      12.18      7.86      7.93      5.60         8.11
Columbia Small Cap Value Fund, Variable Series -- Class
  B                                                        16.73     14.69     15.41       N/A        13.27
Dreyfus IP Technology Growth -- Service Shares             14.91      5.81      8.05       N/A         7.08
Fidelity(R) VIP Contrafund(R) -- Service Class 2           16.75     15.36     13.77     10.69        17.04
Fidelity(R) VIP Equity-Income -- Service Class 2           23.94     13.93     11.92      8.20        14.63
Fidelity(R) VIP Mid Cap -- Service Class 2                 18.28     20.49     18.53       N/A        22.64
Janus Aspen Series Balanced -- Service Shares              15.45     10.34      8.47       N/A        10.51
Janus Aspen Series Worldwide Growth -- Service Shares      31.72     14.96      9.23       N/A        12.95
MainStay VP Balanced -- Service Class                      11.42       N/A       N/A       N/A         8.88
MainStay VP Bond -- Service Class                           6.01      3.65      4.49      5.59         3.27
MainStay VP Capital Appreciation -- Service Class          16.69      8.75      6.90      3.84        10.15
MainStay VP Cash Management -- Current 7-day yield is
  4.82%(5)                                                  4.89      3.52      2.41      3.53         2.93
MainStay VP Common Stock -- Service Class                  21.33     13.01     10.14      7.42        14.34
MainStay VP Conservative Allocation -- Service Class       12.50       N/A       N/A       N/A         8.41
MainStay VP Convertible -- Service Class                   15.88     10.32      9.96      8.43        10.77
MainStay VP Developing Growth -- Service Class             22.68     15.54     11.77       N/A        15.26
MainStay VP Floating Rate -- Service Class                  6.45       N/A       N/A       N/A         4.94
MainStay VP Government -- Service Class                     5.04      3.28      3.44      5.17         2.75
MainStay VP Growth Allocation -- Service Class             21.69       N/A       N/A       N/A        15.73
MainStay VP High Yield Corporate Bond -- Service Class     11.12      8.89     12.90      8.18         9.82
MainStay VP ICAP Select Equity -- Service Class(6)         24.19     14.02     11.07       N/A        14.19
MainStay VP Income & Growth -- Service Class               22.46     12.12     11.17       N/A        13.21
MainStay VP International Equity -- Service Class          26.13     19.66     15.41      8.55        20.37
MainStay VP Large Cap Growth -- Service Class              18.50      7.82      5.88       N/A         6.45
MainStay VP Mid Cap Core -- Service Class                  22.05     19.39     16.54       N/A        19.40
MainStay VP Mid Cap Growth -- Service Class                18.54     19.84     14.78       N/A        21.17
MainStay VP Mid Cap Value -- Service Class                 19.79     13.44     11.19       N/A        16.14
MainStay VP Moderate Allocation -- Service Class           15.82       N/A       N/A       N/A        10.68
MainStay VP Moderate Growth Allocation -- Service Class    18.92       N/A       N/A       N/A        13.14
MainStay VP S&P 500 Index(7) -- Service Class              19.87     11.09     10.15      6.58        12.71
MainStay VP Small Cap Growth -- Service Class               5.93      7.63      8.54       N/A        10.82
MainStay VP Total Return -- Service Class                  14.56      9.04      8.06      5.85         9.32
MainStay VP Value -- Service Class                         20.32     13.08      9.93      6.83        15.21
MFS(R) Investors Trust Series -- Service Class             20.41     12.11      9.52       N/A        12.00
MFS(R) Research Series -- Service Class                    21.73     12.69     10.54       N/A        13.39
MFS(R) Utilities Series -- Service Class                   43.53     30.47     25.20       N/A        32.06
Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class S   24.51     17.72       N/A       N/A        20.49
Royce Micro-Cap Portfolio -- Investment Class              18.82     16.67     15.64     17.98        25.09
Royce Small-Cap Portfolio -- Investment Class              22.12     16.62     15.14     15.66        18.43
T. Rowe Price Equity Income Portfolio-II                   22.14     13.42     11.40       N/A        15.38
Van Eck Worldwide Hard Assets                              32.40     41.04     30.07     12.84        38.29
Van Kampen UIF Emerging Markets Equity -- Class II         48.56     39.70       N/A       N/A        35.37
Victory VIF Diversified Stock -- Class A Shares            21.04     12.28     11.55       N/A        13.65
--------------------------------------------------------------------------------
                                                                Negative numbers appear in parentheses.

                                                                         ASSUMING SURRENDER(%)
                                                                                                     SINCE
                                                                                                   INVESTMENT
                                                             1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                      YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares(4)   14.78     17.21     16.76       N/A        19.73
CVS Calvert Social Balanced Portfolio                       4.18      5.52      7.03      5.42         6.52
Columbia Small Cap Value Fund, Variable Series -- Class
  B                                                         8.73     12.63     14.73       N/A        10.68
Dreyfus IP Technology Growth -- Service Shares              6.91      3.38      7.15       N/A         5.50
Fidelity(R) VIP Contrafund(R) -- Service Class 2            8.75     13.32     13.05     10.57        15.81
Fidelity(R) VIP Equity-Income -- Service Class 2           15.94     11.84     11.14      8.06        13.31
Fidelity(R) VIP Mid Cap -- Service Class 2                 10.28     18.63     17.92       N/A        21.57
Janus Aspen Series Balanced -- Service Shares               7.45      8.10      7.59       N/A         9.07
Janus Aspen Series Worldwide Growth -- Service Shares      23.72     12.90      8.37       N/A        11.58
MainStay VP Balanced -- Service Class                       3.42       N/A       N/A       N/A         5.45
MainStay VP Bond -- Service Class                          (1.62)     1.11      3.46      5.41         1.50
MainStay VP Capital Appreciation -- Service Class           8.69      6.45      5.96      3.62         8.69
MainStay VP Cash Management -- Current 7-day yield is
  4.82%(5)                                                 (2.66)     0.97      1.29      3.31         1.15
MainStay VP Common Stock -- Service Class                  13.33     10.88      9.31      7.26        13.03
MainStay VP Conservative Allocation -- Service Class        4.50       N/A       N/A       N/A         2.50
MainStay VP Convertible -- Service Class                    7.88      8.08      9.12      8.28         9.33
MainStay VP Developing Growth -- Service Class             14.68     13.51     10.99       N/A        13.98
MainStay VP Floating Rate -- Service Class                 (1.22)      N/A       N/A       N/A         1.37
MainStay VP Government -- Service Class                    (2.53)     0.74      2.37      4.98         0.98
MainStay VP Growth Allocation -- Service Class             13.69       N/A       N/A       N/A        10.17
MainStay VP High Yield Corporate Bond -- Service Class      3.12      6.60     12.16      8.03         8.36
MainStay VP ICAP Select Equity -- Service Class(6)         16.19     11.93     10.27       N/A        12.83
MainStay VP Income & Growth -- Service Class               14.46      9.95     10.37       N/A        11.83
MainStay VP International Equity -- Service Class          18.13     17.76     14.73      8.40        19.24
MainStay VP Large Cap Growth -- Service Class              10.50      5.47      4.91       N/A         4.82
MainStay VP Mid Cap Core -- Service Class                  14.05     17.48     15.89       N/A        18.23
MainStay VP Mid Cap Growth -- Service Class                10.54     17.96     14.08       N/A        20.06
MainStay VP Mid Cap Value -- Service Class                 11.79     11.33     10.39       N/A        14.88
MainStay VP Moderate Allocation -- Service Class            7.82       N/A       N/A       N/A         4.97
MainStay VP Moderate Growth Allocation -- Service Class    10.92       N/A       N/A       N/A         7.49
MainStay VP S&P 500 Index(7) -- Service Class              11.87      8.89      9.32      6.41        11.35
MainStay VP Small Cap Growth -- Service Class              (1.70)     5.27      7.66       N/A         9.39
MainStay VP Total Return -- Service Class                   6.56      6.75      7.17      5.67         7.83
MainStay VP Value -- Service Class                         12.32     10.96      9.10      6.67        13.92
MFS(R) Investors Trust Series -- Service Class             12.41      9.95      8.67       N/A        10.59
MFS(R) Research Series -- Service Class                    13.73     10.55      9.73       N/A        12.03
MFS(R) Utilities Series -- Service Class                   35.53     28.88     24.71       N/A        30.80
Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class S   16.51     15.76       N/A       N/A        18.96
Royce Micro-Cap Portfolio -- Investment Class              10.82     14.68     14.96     17.91        22.19
Royce Small-Cap Portfolio -- Investment Class              14.12     14.63     14.45     15.58        15.34
T. Rowe Price Equity Income Portfolio-II                   14.14     11.31     10.61       N/A        14.10
Van Eck Worldwide Hard Assets                              24.40     39.69     29.64     12.74        37.48
Van Kampen UIF Emerging Markets Equity -- Class II         40.56     38.32       N/A       N/A        34.55
Victory VIF Diversified Stock -- Class A Shares            13.04     10.12     10.77       N/A        11.93
--------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED. A POLICY SERVICE CHARGE, EQUAL TO $30 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 3% BY THE 10TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN). THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE LONGEVITY BENEFIT VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCTS AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) LONGEVITY BENEFIT VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- IV

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2007(1)

(1) The New York Life Longevity Benefit Variable Annuity was first offered for sale on October 23, 2006. Certain of the Portfolios existed prior to that date. The performance for the MainStay VP Series Fund, Inc. Service Class portfolios are based on the Initial Class Portfolio Inception Date (where applicable). The performance for all other funds is based on the Portfolio Inception Date reflected in the performance summary. The hypothetical performance has been modified to reflect Fund annual expenses as if the policy had been available during the periods shown.

    The performance shown is for the indicated classes/shares only. These classes/shares impose a 12b-1 fee (except CVS Calvert Social Balanced Portfolio, MainStay VP Cash Management, Royce Micro-Cap
    Portfolio -- Investment Class, Royce Small-Cap Portfolio -- Investment Class and Van Eck Worldwide Hard Assets). Performance for these classes/shares may be lower than the returns for those classes/shares that do not impose a 12b-1 fee.

    The New York Life Longevity Benefit Variable Annuity differs from many other variable annuity policies in that the Mortality and Expense Risk and Administrative Costs Charge (M&E) is calculated as a percentage of your Adjusted Premium Payments under the policy (excluding premiums allocated to the Fixed Account), rather than as percentage of Separate Account assets. Therefore, the 1.35% M&E charge is not reflected in the performance of the Investment Divisions, but will be deducted quarterly by reducing the number of Accumulation Units in the Investment Divisions you have selected. Since market performance is reflected through fluctuations in the value of an Accumulation Unit, owning fewer Accumulation Units over time will result in a gradual reduction in the value of the Policy, regardless of market performance, when compared to the result of a traditional charge structure. Please refer to your prospectus for more details.

(2) Assumes no deduction for surrender charges.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) New allocations to the Alger American Small Capitalization -- Class S Shares Investment Division, will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007.

(5) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF JUNE 30, 2007 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(6) The Board of Directors for the MainStay VP Series Fund, Inc. approved the merger of the MainStay VP Income & Growth -- Service Class Portfolio with and into the MainStay VP ICAP Select Equity -- Service Class Portfolio on March 6, 2007. Pending shareholder approval, the merger is expected to be effective as of August 17, 2007.

(7) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

New York Life Longevity Benefit Variable Annuity is a flexible premium deferred variable annuity issued by NYLIAC. Under this policy, we will apply a Credit to premiums paid in a percentage amount according to the credit rate schedule then in effect. Policies with a premium Credit may have higher fees and expenses, and may have longer surrender charge periods than policies that do not provide the Credit feature. There may be circumstances in which the purchase of a New York Life Longevity Benefit Variable Annuity is less advantageous than the purchase of another New York Life variable annuity which may have lower fees but no credit. This may be the case, for example, if you intended to make fewer and smaller payments into the contract, or if you anticipate retaining the contract for a significant time beyond the surrender charge period.

This product is not available in all states.

SMRU # 338403 CV

NEW YORK LIFE (FORMERLY MAINSTAY) ELITE VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- IV
AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2007

                                                             INVESTMENT
                                                 PORTFOLIO    DIVISION
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003  INCEPTION   INCEPTION
INVESTMENT DIVISIONS                               DATE       DATE(1)
Alger American Small Capitalization(4) -- Class
  S Shares                                         5/1/02       6/7/04
CVS Calvert Social Balanced Portfolio              9/2/86       6/7/04
Columbia Small Cap Value Fund, Variable
  Series -- Class B Shares                         6/1/00     11/15/04
Dreyfus IP Technology Growth -- Service Shares   12/29/00       6/7/04
Fidelity(R) VIP Contrafund(R) -- Service Class
  2                                               1/12/00       6/7/04
Fidelity(R) VIP Equity-Income -- Service Class
  2                                               1/12/00       6/7/04
Fidelity(R) VIP Mid Cap -- Service Class 2        1/12/00       6/7/04
Janus Aspen Series Balanced -- Service Shares    12/31/99       6/7/04
Janus Aspen Series Worldwide Growth -- Service
  Shares                                         12/31/99       6/7/04
MainStay VP Balanced -- Service Class              5/2/05       5/2/05
MainStay VP Bond -- Service Class                  6/2/03       6/7/04
MainStay VP Capital Appreciation -- Service
  Class                                            6/2/03       6/7/04
MainStay VP Cash Management(5) -- Current 7-day
  yield is 4.82%                                  1/29/93       6/7/04
MainStay VP Common Stock -- Service Class          6/2/03       6/7/04
MainStay VP Conservative Allocation -- Service
  Class                                           2/13/06      2/13/06
MainStay VP Convertible -- Service Class           6/2/03       6/7/04
MainStay VP Developing Growth -- Service Class     6/2/03       6/7/04
MainStay VP Floating Rate -- Service Class         5/2/05       5/2/05
MainStay VP Government -- Service Class            6/2/03       6/7/04
MainStay VP Growth Allocation -- Service Class    2/13/06      2/13/06
MainStay VP High Yield Corporate
  Bond -- Service Class                            6/2/03       6/7/04
MainStay VP ICAP Select Equity(6) -- Service
  Class                                            6/2/03       6/7/04
MainStay VP Income & Growth -- Service Class       6/2/03       6/7/04
MainStay VP International Equity -- Service
  Class                                            6/2/03       6/7/04
MainStay VP Large Cap Growth -- Service Class      6/2/03       6/7/04
MainStay VP Mid Cap Core -- Service Class          6/2/03       6/7/04
MainStay VP Mid Cap Growth -- Service Class        6/2/03       6/7/04
MainStay VP Mid Cap Value -- Service Class         6/2/03       6/7/04
MainStay VP Moderate Allocation -- Service
  Class                                           2/13/06      2/13/06
MainStay VP Moderate Growth
  Allocation -- Service Class                     2/13/06      2/13/06
MainStay VP S&P 500(7) Index -- Service Class      6/2/03       6/7/04
MainStay VP Small Cap Growth -- Service Class      6/2/03       6/7/04
MainStay VP Total Return -- Service Class          6/2/03       6/7/04
MainStay VP Value -- Service Class                 6/2/03       6/7/04
MFS(R) Investors Trust Series -- Service Class     5/1/00       6/7/04
MFS(R) Research Series -- Service Class            5/1/00       6/7/04
MFS(R) Utilities Series -- Service Class           5/1/00       6/7/04
Neuberger Berman AMT Mid-Cap Growth
  Portfolio -- Class S                            2/18/03       6/7/04
Royce Micro-Cap Portfolio -- Investment Class    12/27/96       5/2/05
Royce Small-Cap Portfolio -- Investment Class    12/27/96       5/2/05
T. Rowe Price Equity Income Portfolio -- II       4/30/02       6/7/04
Van Eck Worldwide Hard Assets                      9/1/89       6/7/04
Van Kampen UIF Emerging Markets Equity -- Class
  II                                              1/10/03       6/7/04
Victory VIF Diversified Stock -- Class A Shares    7/1/99       6/7/04
-----------------------------------------------------------------------
                                                    Negative numbers
                                                 appear in parentheses

                                                                   ASSUMING NO SURRENDER(%)(2)
                                                                                                       SINCE
                                                                                                     INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003     1          1         3         5        10        DIVISION
INVESTMENT DIVISIONS                              MONTH     YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization(4) -- Class
  S Shares                                          0.00     22.78     19.12     17.40       N/A        20.86
CVS Calvert Social Balanced Portfolio              (1.27)    12.18      7.86      7.93      5.60         8.11
Columbia Small Cap Value Fund, Variable
  Series -- Class B Shares                         (1.12)    16.73     14.69     15.41       N/A        13.27
Dreyfus IP Technology Growth -- Service Shares      1.33     14.91      5.81      8.05       N/A         7.08
Fidelity(R) VIP Contrafund(R) -- Service Class
  2                                                (0.24)    16.75     15.36     13.77     10.69        17.04
Fidelity(R) VIP Equity-Income -- Service Class
  2                                                (1.41)    23.94     13.93     11.92      8.20        14.63
Fidelity(R) VIP Mid Cap -- Service Class 2          0.00     18.28     20.49     18.53       N/A        22.64
Janus Aspen Series Balanced -- Service Shares      (1.16)    15.45     10.34      8.47       N/A        10.51
Janus Aspen Series Worldwide Growth -- Service
  Shares                                           (0.61)    31.72     14.96      9.23       N/A        12.95
MainStay VP Balanced -- Service Class              (2.24)    11.42       N/A       N/A       N/A         8.88
MainStay VP Bond -- Service Class                  (0.39)     6.01      3.65      4.49      5.59         3.27
MainStay VP Capital Appreciation -- Service
  Class                                            (1.01)    16.69      8.75      6.90      3.84        10.15
MainStay VP Cash Management(5) -- Current 7-day
  yield is 4.82%                                    0.40      4.89      3.52      2.41      3.53         2.93
MainStay VP Common Stock -- Service Class          (2.03)    21.33     13.01     10.14      7.42        14.34
MainStay VP Conservative Allocation -- Service
  Class                                            (0.62)    12.50       N/A       N/A       N/A         8.41
MainStay VP Convertible -- Service Class            0.60     15.88     10.32      9.96      8.43        10.77
MainStay VP Developing Growth -- Service Class      2.14     22.68     15.54     11.77       N/A        15.26
MainStay VP Floating Rate -- Service Class          0.23      6.45       N/A       N/A       N/A         4.94
MainStay VP Government -- Service Class            (0.40)     5.04      3.28      3.44      5.17         2.75
MainStay VP Growth Allocation -- Service Class     (0.92)    21.69       N/A       N/A       N/A        15.73
MainStay VP High Yield Corporate
  Bond -- Service Class                            (1.19)    11.12      8.89     12.90      8.18         9.82
MainStay VP ICAP Select Equity(6) -- Service
  Class                                            (1.03)    24.19     14.02     11.07       N/A        14.19
MainStay VP Income & Growth -- Service Class       (2.09)    22.46     12.12     11.17       N/A        13.21
MainStay VP International Equity -- Service
  Class                                            (1.51)    26.13     19.66     15.41      8.55        20.37
MainStay VP Large Cap Growth -- Service Class      (0.14)    18.50      7.82      5.88       N/A         6.45
MainStay VP Mid Cap Core -- Service Class          (1.55)    22.05     19.39     16.54       N/A        19.40
MainStay VP Mid Cap Growth -- Service Class        (0.50)    18.54     19.84     14.78       N/A        21.17
MainStay VP Mid Cap Value -- Service Class         (1.84)    19.79     13.44     11.19       N/A        16.14
MainStay VP Moderate Allocation -- Service
  Class                                            (0.68)    15.82       N/A       N/A       N/A        10.68
MainStay VP Moderate Growth
  Allocation -- Service Class                      (0.83)    18.92       N/A       N/A       N/A        13.14
MainStay VP S&P 500(7) Index -- Service Class      (1.69)    19.87     11.09     10.15      6.58        12.71
MainStay VP Small Cap Growth -- Service Class      (2.61)     5.93      7.63      8.54       N/A        10.82
MainStay VP Total Return -- Service Class          (0.91)    14.56      9.04      8.06      5.85         9.32
MainStay VP Value -- Service Class                 (1.34)    20.32     13.08      9.93      6.83        15.21
MFS(R) Investors Trust Series -- Service Class     (0.61)    20.41     12.11      9.52       N/A        12.00
MFS(R) Research Series -- Service Class            (0.46)    21.73     12.69     10.54       N/A        13.39
MFS(R) Utilities Series -- Service Class           (1.86)    43.53     30.47     25.20       N/A        32.06
Neuberger Berman AMT Mid-Cap Growth
  Portfolio -- Class S                              0.19     24.51     17.72       N/A       N/A        20.49
Royce Micro-Cap Portfolio -- Investment Class       0.64     18.82     16.67     15.64     17.98        25.09
Royce Small-Cap Portfolio -- Investment Class      (1.50)    22.12     16.62     15.14     15.66        18.43
T. Rowe Price Equity Income Portfolio -- II        (1.42)    22.14     13.42     11.40       N/A        15.38
Van Eck Worldwide Hard Assets                       0.95     32.40     41.04     30.07     12.84        38.29
Van Kampen UIF Emerging Markets Equity -- Class
  II                                                3.72     48.56     39.70       N/A       N/A        35.37
Victory VIF Diversified Stock -- Class A Shares    (0.42)    21.04     12.28     11.55       N/A        13.65
-----------------------------------------------------------------------
                                                             Negative numbers appear in parentheses

                                                                ASSUMING SURRENDER(%)
                                                                                            SINCE
                                                                                          INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003     1         3         5        10        DIVISION
INVESTMENT DIVISIONS                             YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization(4) -- Class
  S Shares                                        14.78     17.21     16.76       N/A        19.73
CVS Calvert Social Balanced Portfolio              4.18      5.52      7.03      5.60         6.52
Columbia Small Cap Value Fund, Variable
  Series -- Class B Shares                         8.73     12.63     14.73       N/A        10.68
Dreyfus IP Technology Growth -- Service Shares     6.91      3.38      7.15       N/A         5.50
Fidelity(R) VIP Contrafund(R) -- Service Class
  2                                                8.75     13.32     13.05     10.69        15.81
Fidelity(R) VIP Equity-Income -- Service Class
  2                                               15.94     11.84     11.14      8.20        13.31
Fidelity(R) VIP Mid Cap -- Service Class 2        10.28     18.63     17.92       N/A        21.57
Janus Aspen Series Balanced -- Service Shares      7.45      8.10      7.59       N/A         9.07
Janus Aspen Series Worldwide Growth -- Service
  Shares                                          23.72     12.90      8.37       N/A        11.58
MainStay VP Balanced -- Service Class              3.42       N/A       N/A       N/A         5.45
MainStay VP Bond -- Service Class                 (1.62)     1.11      3.46      5.59         1.50
MainStay VP Capital Appreciation -- Service
  Class                                            8.69      6.45      5.96      3.84         8.69
MainStay VP Cash Management(5) -- Current 7-day
  yield is 4.82%                                  (2.66)     0.97      1.29      3.53         1.15
MainStay VP Common Stock -- Service Class         13.33     10.88      9.31      7.42        13.03
MainStay VP Conservative Allocation -- Service
  Class                                            4.50       N/A       N/A       N/A         2.50
MainStay VP Convertible -- Service Class           7.88      8.08      9.12      8.43         9.33
MainStay VP Developing Growth -- Service Class    14.68     13.51     10.99       N/A        13.98
MainStay VP Floating Rate -- Service Class        (1.22)      N/A       N/A       N/A         1.37
MainStay VP Government -- Service Class           (2.53)     0.74      2.37      5.17         0.98
MainStay VP Growth Allocation -- Service Class    13.69       N/A       N/A       N/A        10.17
MainStay VP High Yield Corporate
  Bond -- Service Class                            3.12      6.60     12.16      8.18         8.36
MainStay VP ICAP Select Equity(6) -- Service
  Class                                           16.19     11.93     10.27       N/A        12.83
MainStay VP Income & Growth -- Service Class      14.46      9.95     10.37       N/A        11.83
MainStay VP International Equity -- Service
  Class                                           18.13     17.76     14.73      8.55        19.24
MainStay VP Large Cap Growth -- Service Class     10.50      5.47      4.91       N/A         4.82
MainStay VP Mid Cap Core -- Service Class         14.05     17.48     15.89       N/A        18.23
MainStay VP Mid Cap Growth -- Service Class       10.54     17.96     14.08       N/A        20.06
MainStay VP Mid Cap Value -- Service Class        11.79     11.33     10.39       N/A        14.88
MainStay VP Moderate Allocation -- Service
  Class                                            7.82       N/A       N/A       N/A         4.97
MainStay VP Moderate Growth
  Allocation -- Service Class                     10.92       N/A       N/A       N/A         7.49
MainStay VP S&P 500(7) Index -- Service Class     11.87      8.89      9.32      6.58        11.35
MainStay VP Small Cap Growth -- Service Class     (1.70)     5.27      7.66       N/A         9.39
MainStay VP Total Return -- Service Class          6.56      6.75      7.17      5.85         7.83
MainStay VP Value -- Service Class                12.32     10.96      9.10      6.83        13.92
MFS(R) Investors Trust Series -- Service Class    12.41      9.95      8.67       N/A        10.59
MFS(R) Research Series -- Service Class           13.73     10.55      9.73       N/A        12.03
MFS(R) Utilities Series -- Service Class          35.53     28.88     24.71       N/A        30.80
Neuberger Berman AMT Mid-Cap Growth
  Portfolio -- Class S                            16.51     15.76       N/A       N/A        18.96
Royce Micro-Cap Portfolio -- Investment Class     10.82     14.68     14.96     17.98        22.19
Royce Small-Cap Portfolio -- Investment Class     14.12     14.63     14.45     15.66        15.34
T. Rowe Price Equity Income Portfolio -- II       14.14     11.31     10.61       N/A        14.10
Van Eck Worldwide Hard Assets                     24.40     39.69     29.64     12.84        37.48
Van Kampen UIF Emerging Markets Equity -- Class
  II                                              40.56     38.32       N/A       N/A        34.55
Victory VIF Diversified Stock -- Class A Shares   13.04     10.12     10.77       N/A        11.93
-----------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT WWW.NEWYORKLIFEANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED. A POLICY SERVICE CHARGE OF $30 IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 3% (OR 2% FOR SINGLE PREMIUM POLICIES) BY THE 8TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE ELITE VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.NEWYORKLIFEANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY MAINSTAY) ELITE VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- IV

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2007

(1) The New York Life Elite Variable Annuity was first offered for sale on June 7, 2004. All of the Portfolios existed prior to that date. The performance for the MainStay VP Series Fund, Inc. Service Class portfolios are based on the Initial Class Portfolio Inception Date (where applicable). The performance for all other funds is based on the Portfolio Inception Date reflected in this performance summary. The hypothetical performance has been modified to reflect Fund annual expenses as if the policy had been available during the periods shown. The New York Life Elite Variable Annuity differs from many other variable annuity policies in that the Mortality and Expense Risk and Administrative Costs Charge (M&E) is calculated as a percentage of your Adjusted Premium Payments under the policy (excluding premiums allocated to the Fixed Account), rather than as a percentage of Separate Account assets. Therefore, the 1.70% M&E charge is not reflected in the performance of the Investment Divisions, but will be deducted quarterly by reducing the number of Accumulation Units in the Investment Divisions you have selected. Since market performance is reflected through fluctuations in the value of the Accumulation Unit, owning fewer Accumulation Units over time will result in a gradual reduction in the value of the Policy, regardless of market performance, when compared to the result of a traditional charge structure. Please refer to your prospectus for more details. The New York Life Elite Variable Annuity invests in NYLIAC Variable Annuity Separate Account IV.

    The performance shown is for the indicated classes/shares only. These classes/shares impose a 12b-1 fee (except CVS Calvert Social Balanced Portfolio, MainStay VP Cash Management, Royce Micro-Cap
    Portfolio -- Investment Class, Royce Small-Cap Portfolio -- Investment Class and Van Eck Worldwide Hard Assets). Performance for these classes/shares may be lower than the returns for those classes/shares that do not impose a 12b-1 fee.

(2) Assumes no deduction for surrender charges.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) New allocations to the Alger American Small Capitalization -- Class O and Class S Shares will not be accepted from policyowners who were not invested in the investment divisions as of June 1, 2007.

(5) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS PORTFOLIO. THE CURRENT YIELD AS OF JUNE 30, 2007 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(6) The Board of Directors for the MainStay VP Series Fund, Inc. approved the merger of the MainStay VP Income & Growth Portfolio with and into the MainStay VP ICAP Select Equity Portfolio on March 6, 2007. Pending shareholder approval, the merger is expected to be effective as of August 17, 2007.

(7) The S&P 500 Index is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. "S&P 500" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase any index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

Product not available in all states.

SMRU # 00338402 CV

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2007
(Unaudited)

                                                                                                    MAINSTAY VP
                                                                MAINSTAY VP       MAINSTAY VP         CAPITAL
                                                                BALANCED--          BOND--        APPRECIATION--
                                                               SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................    $41,511,352       $24,305,941       $11,441,450
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................        116,432            16,305             7,844
LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges......................         81,697            49,875            20,807
                                                                -----------       -----------       -----------
      Total net assets......................................    $41,546,087       $24,272,371       $11,428,487
                                                                ===========       ===========       ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners................................    $41,546,087       $24,272,371       $11,428,487
                                                                ===========       ===========       ===========
    Variable accumulation unit value........................    $     12.01       $     11.27       $     14.37
                                                                ===========       ===========       ===========
Identified Cost of Investment...............................    $38,812,428       $23,941,828       $ 9,570,480
                                                                ===========       ===========       ===========

                                                                                  MAINSTAY VP
                                                                MAINSTAY VP       HIGH YIELD        MAINSTAY VP
                                                                  GROWTH           CORPORATE        ICAP SELECT
                                                               ALLOCATION--         BOND--           EQUITY--
                                                               SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................    $51,101,284      $115,027,211       $22,195,193
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................        143,990           217,455           147,354
LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges......................         96,690           219,082            35,800
                                                                -----------      ------------       -----------
      Total net assets......................................    $51,148,584      $115,025,584       $22,306,747
                                                                ===========      ============       ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners................................    $51,148,584      $115,025,584       $22,306,747
                                                                ===========      ============       ===========
    Variable accumulation unit value........................    $     12.23      $      14.22       $     16.28
                                                                ===========      ============       ===========
Identified Cost of Investment...............................    $46,103,325      $108,263,337       $19,672,278
                                                                ===========      ============       ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV


                        MAINSTAY VP       MAINSTAY VP                         MAINSTAY VP
      MAINSTAY VP         COMMON         CONSERVATIVE       MAINSTAY VP       DEVELOPING        MAINSTAY VP       MAINSTAY VP
         CASH             STOCK--        ALLOCATION--      CONVERTIBLE--       GROWTH--       FLOATING RATE--    GOVERNMENT--
      MANAGEMENT       SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------------
      $28,152,316       $16,556,008       $27,120,541       $26,494,310       $11,613,101       $59,618,887       $15,952,702
          105,425                --                --                --                --           285,200                --
        1,084,373            54,131           388,107            36,261             8,100           276,038             8,939
           53,241            29,680            51,405            47,427            18,971           118,414            33,352
      -----------       -----------       -----------       -----------       -----------       -----------       -----------
      $29,288,873       $16,580,459       $27,457,243       $26,483,144       $11,602,230       $60,061,711       $15,928,289
      ===========       ===========       ===========       ===========       ===========       ===========       ===========
      $29,288,873       $16,580,459       $27,457,243       $26,483,144       $11,602,230       $60,061,711       $15,928,289
      ===========       ===========       ===========       ===========       ===========       ===========       ===========
      $      1.11       $     16.54       $     11.13       $     14.68       $     17.03       $     11.10       $     11.07
      ===========       ===========       ===========       ===========       ===========       ===========       ===========
      $28,152,361       $14,397,170       $26,016,288       $22,427,303       $ 9,016,579       $59,810,751       $15,754,055
      ===========       ===========       ===========       ===========       ===========       ===========       ===========


      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
       INCOME &        INTERNATIONAL       LARGE CAP          MID CAP           MID CAP           MID CAP          MODERATE
       GROWTH--          EQUITY--          GROWTH--           CORE--           GROWTH--           VALUE--        ALLOCATION--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------------
      $11,952,922       $81,774,369       $14,100,628       $45,741,029       $50,194,076       $47,131,133       $50,846,624
               --                --                --                --                --                --                --
           (6,045)          288,980            14,726           126,774            96,652           128,853           279,982
           20,195           141,669            25,702            77,719            82,003            82,615            97,608
      -----------       -----------       -----------       -----------       -----------       -----------       -----------
      $11,926,682       $81,921,680       $14,089,652       $45,790,084       $50,208,725       $47,177,371       $51,028,998
      ===========       ===========       ===========       ===========       ===========       ===========       ===========
      $11,926,682       $81,921,680       $14,089,652       $45,790,084       $50,208,725       $47,177,371       $51,028,998
      ===========       ===========       ===========       ===========       ===========       ===========       ===========
      $     15.82       $     20.06       $     12.61       $     19.36       $     20.55       $     17.53       $     11.48
      ===========       ===========       ===========       ===========       ===========       ===========       ===========
      $10,274,498       $68,737,902       $12,376,692       $38,512,112       $38,934,202       $39,642,891       $47,332,591
      ===========       ===========       ===========       ===========       ===========       ===========       ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2007
(Unaudited)

                                                               MAINSTAY VP
                                                                MODERATE          MAINSTAY VP        MAINSTAY VP
                                                                 GROWTH             S&P 500           SMALL CAP
                                                              ALLOCATION--          INDEX--           GROWTH--
                                                              SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
                                                             -----------------------------------------------------
ASSETS:
  Investment at net asset value............................    $83,794,629        $62,225,185        $20,142,942
  Dividends due and accrued................................             --                 --                 --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation....................................        460,200             23,393             11,343
LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges.....................        159,722            111,683             38,554
                                                               -----------        -----------        -----------
      Total net assets.....................................    $84,095,107        $62,136,895        $20,115,731
                                                               ===========        ===========        ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners...............................    $84,095,107        $62,136,895        $20,115,731
                                                               ===========        ===========        ===========
    Variable accumulation unit value.......................    $     11.84        $     15.67        $     14.70
                                                               ===========        ===========        ===========
Identified Cost of Investment..............................    $76,836,610        $51,670,598        $17,648,790
                                                               ===========        ===========        ===========


                                                               FIDELITY(R)
                                                                   VIP            FIDELITY(R)        JANUS ASPEN
                                                                 EQUITY-              VIP              SERIES
                                                                INCOME--           MID CAP--         BALANCED--
                                                             SERVICE CLASS 2    SERVICE CLASS 2    SERVICE SHARES
                                                             -----------------------------------------------------
ASSETS:
  Investment at net asset value............................    $50,451,600        $53,518,268        $21,947,731
  Dividends due and accrued................................             --                 --                 --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation....................................         79,243             73,285                757
LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges.....................         88,428             90,264             40,083
                                                               -----------        -----------        -----------
      Total net assets.....................................    $50,442,415        $53,501,289        $21,908,405
                                                               ===========        ===========        ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners...............................    $50,442,415        $53,501,289        $21,908,405
                                                               ===========        ===========        ===========
    Variable accumulation unit value.......................    $     16.61        $     21.51        $     14.55
                                                               ===========        ===========        ===========
Identified Cost of Investment..............................    $45,638,631        $48,700,441        $19,431,727
                                                               ===========        ===========        ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

                                                                                COLUMBIA
                                             ALGER               CVS            SMALL CAP
      MAINSTAY VP                           AMERICAN           CALVERT         VALUE FUND,       DREYFUS IP        FIDELITY(R)
         TOTAL          MAINSTAY VP          SMALL             SOCIAL           VARIABLE         TECHNOLOGY            VIP
       RETURN--           VALUE--       CAPITALIZATION--      BALANCED          SERIES--          GROWTH--       CONTRAFUND(R)--
     SERVICE CLASS     SERVICE CLASS     CLASS S SHARES       PORTFOLIO          CLASS B       SERVICE SHARES    SERVICE CLASS 2
    ----------------------------------------------------------------------------------------------------------------------------
      $9,692,062        $29,521,515       $32,120,498        $4,104,577        $16,866,888       $8,426,522       $116,125,916
              --                 --                --                --                 --               --                 --
                )
          (7,288             36,625            16,650            12,939             67,233            6,182            213,952
          17,747             51,711            56,300             7,955             31,516           16,217            209,902
      ----------        -----------       -----------        ----------        -----------       ----------       ------------
      $9,667,027        $29,506,429       $32,080,848        $4,109,561        $16,902,605       $8,416,487       $116,129,966
      ==========        ===========       ===========        ==========        ===========       ==========       ============
      $9,667,027        $29,506,429       $32,080,848        $4,109,561        $16,902,605       $8,416,487       $116,129,966
      ==========        ===========       ===========        ==========        ===========       ==========       ============
      $    13.97        $     17.01       $     20.36        $    13.31        $     13.80       $    12.93       $      18.05
      ==========        ===========       ===========        ==========        ===========       ==========       ============
      $8,440,623        $24,870,294       $24,962,824        $3,843,086        $14,710,317       $7,339,568       $104,577,549
      ==========        ===========       ===========        ==========        ===========       ==========       ============

                                                                               NEUBERGER
                                                                                BERMAN
      JANUS ASPEN                                                                 AMT              ROYCE             ROYCE
        SERIES            MFS(R)            MFS(R)            MFS(R)            MID-CAP          MICRO-CAP         SMALL-CAP
       WORLDWIDE         INVESTORS         RESEARCH          UTILITIES          GROWTH          PORTFOLIO--       PORTFOLIO--
       GROWTH--       TRUST SERIES--       SERIES--          SERIES--         PORTFOLIO--       INVESTMENT        INVESTMENT
    SERVICE SHARES     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS        CLASS S            CLASS             CLASS
    ---------------------------------------------------------------------------------------------------------------------------
      $10,878,882       $1,956,980        $3,496,709       $114,635,224       $9,557,483        $27,973,273       $20,622,083
               --               --                --                 --               --                 --                --
           13,089              (54)            6,030            577,997           85,552            155,115            61,229
           17,747            3,366             5,814            177,775           16,217             51,099            37,024
      -----------       ----------        ----------       ------------       ----------        -----------       -----------
      $10,874,224       $1,953,560        $3,496,925       $115,035,446       $9,626,818        $28,077,289       $20,646,288
      ===========       ==========        ==========       ============       ==========        ===========       ===========
      $10,874,224       $1,953,560        $3,496,925       $115,035,446       $9,626,818        $28,077,289       $20,646,288
      ===========       ==========        ==========       ============       ==========        ===========       ===========
      $     15.74       $    15.25        $    15.96       $      23.82       $    17.88        $     16.22       $     14.41
      ===========       ==========        ==========       ============       ==========        ===========       ===========
      $ 8,732,253       $1,654,739        $2,950,015       $ 94,787,524       $7,931,087        $25,448,095       $18,431,123
      ===========       ==========        ==========       ============       ==========        ===========       ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2007
(Unaudited)

                                                                                                     VAN KAMPEN
                                                                 T. ROWE                                 UIF
                                                                  PRICE             VAN ECK           EMERGING
                                                                 EQUITY            WORLDWIDE           MARKETS
                                                                 INCOME              HARD             EQUITY--
                                                              PORTFOLIO--II         ASSETS            CLASS II
                                                             -----------------------------------------------------
ASSETS:
  Investment at net asset value............................    $68,829,658        $96,484,722        $56,785,828
  Dividends due and accrued................................             --                 --                 --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation....................................        174,621            433,028            220,605
LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges.....................        121,474            145,035             83,227
                                                               -----------        -----------        -----------
      Total net assets.....................................    $68,882,805        $96,772,715        $56,923,206
                                                               ===========        ===========        ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners...............................    $68,882,805        $96,772,715        $56,923,206
                                                               ===========        ===========        ===========
    Variable accumulation unit value.......................    $     17.11        $     32.85        $     31.14
                                                               ===========        ===========        ===========
Identified Cost of Investment..............................    $60,479,606        $79,013,094        $40,672,787
                                                               ===========        ===========        ===========

                                                                 VICTORY
                                                                   VIF
                                                               DIVERSIFIED
                                                                 STOCK--
                                                             CLASS A SHARES
                                                             ---------------
ASSETS:
  Investment at net asset value............................    $6,280,285
  Dividends due and accrued................................            --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation....................................         2,582
LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges.....................        11,627
                                                               ----------
      Total net assets.....................................    $6,271,240
                                                               ==========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners...............................    $6,271,240
                                                               ==========
    Variable accumulation unit value.......................    $    14.96
                                                               ==========
Identified Cost of Investment..............................    $5,386,626
                                                               ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF OPERATIONS
For the six months ended June 30, 2007
(Unaudited)


                                                                                                 MAINSTAY VP
                                                               MAINSTAY VP      MAINSTAY VP        CAPITAL
                                                                BALANCED--         BOND--       APPRECIATION--
                                                              SERVICE CLASS    SERVICE CLASS    SERVICE CLASS
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $        --      $        --      $        --
  Mortality and expense risk charges........................      (367,804)        (224,837)         (94,071)
                                                               -----------      -----------      -----------
      Net investment income (loss)..........................      (367,804)        (224,837)         (94,071)
                                                               -----------      -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       578,255          674,553          537,169
  Cost of investments sold..................................      (520,949)        (671,475)        (448,680)
                                                               -----------      -----------      -----------
      Net realized gain (loss) on investments...............        57,306            3,078           88,489
  Realized gain distribution received.......................            --               --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................     1,203,499          136,094          940,048
                                                               -----------      -----------      -----------
      Net gain (loss) on investments........................     1,260,805          139,172        1,028,537
                                                               -----------      -----------      -----------
        Net increase (decrease) in net assets resulting
          from operations...................................   $   893,001      $   (85,665)     $   934,466
                                                               ===========      ===========      ===========

                                                                                MAINSTAY VP
                                                               MAINSTAY VP       HIGH YIELD      MAINSTAY VP
                                                                  GROWTH         CORPORATE       ICAP SELECT
                                                               ALLOCATION--        BOND--          EQUITY--
                                                              SERVICE CLASS    SERVICE CLASS    SERVICE CLASS
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $        --      $        --      $        --
  Mortality and expense risk charges........................      (387,549)        (952,146)        (138,326)
                                                               -----------      -----------      -----------
      Net investment income (loss)..........................      (387,549)        (952,146)        (138,326)
                                                               -----------      -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       457,185           96,164          466,513
  Cost of investments sold..................................      (399,199)         (89,393)        (328,540)
                                                               -----------      -----------      -----------
      Net realized gain (loss) on investments...............        57,986            6,771          137,973
  Realized gain distribution received.......................            --               --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................     3,343,546        2,193,123        1,195,396
                                                               -----------      -----------      -----------
      Net gain (loss) on investments........................     3,401,532        2,199,894        1,333,369
                                                               -----------      -----------      -----------
        Net increase (decrease) in net assets resulting
          from operations...................................   $ 3,013,983      $ 1,247,748      $ 1,195,043
                                                               ===========      ===========      ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

                         MAINSTAY VP        MAINSTAY VP                           MAINSTAY VP
      MAINSTAY VP           COMMON          CONSERVATIVE       MAINSTAY VP         DEVELOPING        MAINSTAY VP
          CASH             STOCK--          ALLOCATION--      CONVERTIBLE--         GROWTH--       FLOATING RATE--
       MANAGEMENT       SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------
      $   548,174        $        --        $        --        $        --        $        --        $ 1,460,003
         (234,808)          (123,442)          (198,811)          (220,411)           (85,919)          (492,054)
      -----------        -----------        -----------        -----------        -----------        -----------
          313,366           (123,442)          (198,811)          (220,411)           (85,919)           967,949
      -----------        -----------        -----------        -----------        -----------        -----------
       12,577,677            307,274            212,563            469,061            456,845          3,707,657
      (12,577,873)          (235,443)          (192,803)          (392,557)          (323,392)        (3,722,630)
      -----------        -----------        -----------        -----------        -----------        -----------
             (196)            71,831             19,760             76,504            133,453            (14,973)
               --                 --                 --                 --                 --                 --
              277            872,610            734,464          1,992,574          1,543,170           (122,420)
      -----------        -----------        -----------        -----------        -----------        -----------
               81            944,441            754,224          2,069,078          1,676,623           (137,393)
      -----------        -----------        -----------        -----------        -----------        -----------
      $   313,447        $   820,999        $   555,413        $ 1,848,667        $ 1,590,704        $   830,556
      ===========        ===========        ===========        ===========        ===========        ===========


       MAINSTAY VP
       GOVERNMENT--
      SERVICE CLASS
     ----------------
       $        --
          (152,215)
       -----------
          (152,215)
       -----------
           439,043
          (426,509)
       -----------
            12,534
                --
            53,282
       -----------
            65,816
       -----------
       $   (86,399)
       ===========

      MAINSTAY VP        MAINSTAY VP        MAINSTAY VP        MAINSTAY VP        MAINSTAY VP        MAINSTAY VP
        INCOME &        INTERNATIONAL        LARGE CAP           MID CAP            MID CAP            MID CAP
        GROWTH--           EQUITY--           GROWTH--            CORE--            GROWTH--           VALUE--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------
      $        --        $        --        $        --        $        --        $        --        $        --
          (86,087)          (594,461)          (111,205)          (336,676)          (377,282)          (374,445)
      -----------        -----------        -----------        -----------        -----------        -----------
          (86,087)          (594,461)          (111,205)          (336,676)          (377,282)          (374,445)
      -----------        -----------        -----------        -----------        -----------        -----------
          316,853            459,260            414,995            176,097            551,685            374,247
         (239,273)          (299,877)          (344,457)          (120,338)          (350,727)          (278,774)
      -----------        -----------        -----------        -----------        -----------        -----------
           77,580            159,383             70,538             55,759            200,958             95,473
               --                 --                 --                 --                 --                 --
          616,167          3,780,627          1,067,404          3,993,834          6,216,995          3,859,604
      -----------        -----------        -----------        -----------        -----------        -----------
          693,747          3,940,010          1,137,942          4,049,593          6,417,953          3,955,077
      -----------        -----------        -----------        -----------        -----------        -----------
      $   607,660        $ 3,345,549        $ 1,026,737        $ 3,712,917        $ 6,040,671        $ 3,580,632
      ===========        ===========        ===========        ===========        ===========        ===========


       MAINSTAY VP
         MODERATE
       ALLOCATION--
      SERVICE CLASS
     ----------------
       $        --
          (399,588)
       -----------
          (399,588)
       -----------
           853,305
          (771,289)
       -----------
            82,016
                --
         2,118,545
       -----------
         2,200,561
       -----------
       $ 1,800,973
       ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2007
(Unaudited)

                                                               MAINSTAY VP
                                                                 MODERATE       MAINSTAY VP      MAINSTAY VP
                                                                  GROWTH          S&P 500         SMALL CAP
                                                               ALLOCATION--       INDEX--          GROWTH--
                                                              SERVICE CLASS    SERVICE CLASS    SERVICE CLASS
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $        --      $        --      $        --
  Mortality and expense risk charges........................      (660,981)        (507,875)        (184,547)
                                                               -----------      -----------      -----------
      Net investment income (loss)..........................      (660,981)        (507,875)        (184,547)
                                                               -----------      -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     1,506,615          611,818          835,488
  Cost of investments sold..................................    (1,310,614)        (473,471)        (700,173)
                                                               -----------      -----------      -----------
      Net realized gain (loss) on investments...............       196,001          138,347          135,315
  Realized gain distribution received.......................            --               --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................     4,624,159        3,424,569          972,472
                                                               -----------      -----------      -----------
      Net gain (loss) on investments........................     4,820,160        3,562,916        1,107,787
                                                               -----------      -----------      -----------
        Net increase (decrease) in net assets resulting from
          operations........................................   $ 4,159,179      $ 3,055,041      $   923,240
                                                               ===========      ===========      ===========


                                                              FIDELITY(R) VIP                      JANUS ASPEN
                                                                  EQUITY-       FIDELITY(R) VIP       SERIES
                                                                 INCOME--          MID CAP--        BALANCED--
                                                              SERVICE CLASS 2   SERVICE CLASS 2   SERVICE SHARES
                                                              --------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................    $    14,286       $   118,151      $   280,112
  Mortality and expense risk charges........................       (384,312)         (412,511)        (182,401)
                                                                -----------       -----------      -----------
      Net investment income (loss)..........................       (370,026)         (294,360)          97,711
                                                                -----------       -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................        453,604           539,558          540,989
  Cost of investments sold..................................       (395,955)         (397,028)        (444,212)
                                                                -----------       -----------      -----------
      Net realized gain (loss) on investments...............         57,649           142,530           96,777
  Realized gain distribution received.......................         57,145         4,008,596               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................      3,337,857         1,140,662          781,051
                                                                -----------       -----------      -----------
      Net gain (loss) on investments........................      3,452,651         5,291,788          877,828
                                                                -----------       -----------      -----------
        Net increase (decrease) in net assets resulting from
          operations........................................    $ 3,082,625       $ 4,997,428      $   975,539
                                                                ===========       ===========      ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

                                              ALGER              CVS          COLUMBIA SMALL
                                             AMERICAN          CALVERT          CAP VALUE         DREYFUS IP
      MAINSTAY VP         MAINSTAY VP         SMALL             SOCIAL        FUND, VARIABLE      TECHNOLOGY     FIDELITY(R) VIP
     TOTAL RETURN--         VALUE--      CAPITALIZATION--      BALANCED          SERIES--          GROWTH--      CONTRAFUND(R)--
     SERVICE CLASS       SERVICE CLASS    CLASS S SHARES      PORTFOLIO          CLASS B        SERVICE SHARES   SERVICE CLASS 2
  ------------------------------------------------------------------------------------------------------------------------------
<S
      $        --         $        --      $        --       $        --       $        --       $        --       $    28,131
          (83,660)           (232,620)        (248,390)          (39,212)         (142,667)          (76,403)         (926,560)
      -----------         -----------      -----------       -----------       -----------       -----------       -----------
          (83,660)           (232,620)        (248,390)          (39,212)         (142,667)          (76,403)         (898,429)
      -----------         -----------      -----------       -----------       -----------       -----------       -----------
          505,551             322,730          526,229           220,201           488,643           501,559           173,683
         (426,268)           (237,811)        (325,754)         (188,927)         (385,030)         (441,217)         (120,380)
      -----------         -----------      -----------       -----------       -----------       -----------       -----------
           79,283              84,919          200,475            31,274           103,613            60,342            53,303
               --                  --               --                --                --                --         1,125,243
          476,047           1,839,180        3,121,539            99,060           874,701           475,489         7,202,689
      -----------         -----------      -----------       -----------       -----------       -----------       -----------
          555,330           1,924,099        3,322,014           130,334           978,314           535,831         8,381,235
      -----------         -----------      -----------       -----------       -----------       -----------       -----------
      $   471,670         $ 1,691,479      $ 3,073,624       $    91,122       $   835,647       $   459,428       $ 7,482,806
      ===========         ===========      ===========       ===========       ===========       ===========       ===========

                                                                                  NEUBERGER
                                                                                    BERMAN
      JANUS ASPEN                                                                    AMT              ROYCE            ROYCE
         SERIES              MFS(R)          MFS(R)                                MID-CAP          MICRO-CAP        SMALL-CAP
       WORLDWIDE           INVESTORS        RESEARCH            MFS(R)              GROWTH         PORTFOLIO--      PORTFOLIO--
        GROWTH--         TRUST SERIES--     SERIES--      UTILITIES SERIES--     PORTFOLIO--        INVESTMENT      INVESTMENT
     SERVICE SHARES      SERVICE CLASS    SERVICE CLASS     SERVICE CLASS          CLASS S            CLASS            CLASS
  ------------------------------------------------------------------------------------------------------------------------------
<S
      $    34,917         $    10,748      $    14,529       $   737,472         $        --       $        --      $        --
          (77,525)            (15,900)         (26,524)         (740,915)            (68,563)         (210,613)        (158,762)
      -----------         -----------      -----------       -----------         -----------       -----------      -----------
          (42,608)             (5,152)         (11,995)           (3,443)            (68,563)         (210,613)        (158,762)
      -----------         -----------      -----------       -----------         -----------       -----------      -----------
          221,028              95,216          104,859           253,305             106,711            15,070           80,400
         (168,817)            (67,798)         (74,185)         (146,480)            (75,302)          (10,446)         (72,067)
      -----------         -----------      -----------       -----------         -----------       -----------      -----------
           52,211              27,418           30,674           106,825              31,409             4,624            8,333
               --              15,603               --         6,331,900                  --                --               --
          981,569              76,252          228,971         7,549,403           1,056,002         1,899,919        1,619,192
      -----------         -----------      -----------       -----------         -----------       -----------      -----------
        1,033,780             119,273          259,645        13,988,128           1,087,411         1,904,543        1,627,525
      -----------         -----------      -----------       -----------         -----------       -----------      -----------
      $   991,172         $   114,121      $   247,650       $13,984,685         $ 1,018,848       $ 1,693,930      $ 1,468,763
      ===========         ===========      ===========       ===========         ===========       ===========      ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2007
(Unaudited)

                                                                                                  VAN KAMPEN
                                                                                                     UIF
                                                              T. ROWE PRICE       VAN ECK          EMERGING
                                                                  EQUITY         WORLDWIDE         MARKETS
                                                                  INCOME            HARD           EQUITY--
                                                              PORTFOLIO--II        ASSETS          CLASS II
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $   412,700      $    83,063      $        --
  Mortality and expense risk charges........................      (532,445)        (617,012)        (364,753)
                                                               -----------      -----------      -----------
      Net investment income (loss)..........................      (119,745)        (533,949)        (364,753)
                                                               -----------      -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       459,970          316,119          908,102
  Cost of investments sold..................................      (364,829)        (147,758)        (406,909)
                                                               -----------      -----------      -----------
      Net realized gain (loss) on investments...............        95,141          168,361          501,193
  Realized gain distribution received.......................       559,035        8,103,279               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................     3,386,558        7,507,588        7,195,570
                                                               -----------      -----------      -----------
      Net gain (loss) on investments........................     4,040,734       15,779,228        7,696,763
                                                               -----------      -----------      -----------
        Net increase (decrease) in net assets resulting from
          operations........................................   $ 3,920,989      $15,245,279      $ 7,332,010
                                                               ===========      ===========      ===========

                                                                 VICTORY
                                                                   VIF
                                                               DIVERSIFIED
                                                                 STOCK--
                                                              CLASS A SHARES
                                                              --------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $    22,495
  Mortality and expense risk charges........................       (52,685)
                                                               -----------
      Net investment income (loss)..........................       (30,190)
                                                               -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       345,868
  Cost of investments sold..................................      (282,896)
                                                               -----------
      Net realized gain (loss) on investments...............        62,972
  Realized gain distribution received.......................            --
  Change in unrealized appreciation (depreciation) on
    investments.............................................       374,535
                                                               -----------
      Net gain (loss) on investments........................       437,507
                                                               -----------
        Net increase (decrease) in net assets resulting from
          operations........................................   $   407,317
                                                               ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2007
and the year ended December 31, 2006
(Unaudited)


                                                              MAINSTAY VP                    MAINSTAY VP
                                                               BALANCED--                      BOND--
                                                             SERVICE CLASS                  SERVICE CLASS
                                                     ------------------------------   -------------------------
                                                           2007            2006          2007          2006
                                                     ----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...................    $  (367,804)     $   190,853   $  (224,837)  $   (67,383)
    Net realized gain (loss) on investments........         57,306          131,678         3,078       (29,045)
    Realized gain distribution received............             --          303,450            --            --
    Change in unrealized appreciation
      (depreciation) on investments................      1,203,499        1,444,815       136,094       593,102
                                                       -----------      -----------   -----------   -----------
      Net increase (decrease) in net assets
        resulting from operations..................        893,001        2,070,796       (85,665)      496,674
                                                       -----------      -----------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners............      5,550,435        9,147,708     2,746,763     4,088,752
    Policyowners' surrenders.......................       (557,937)        (937,286)     (240,728)     (370,079)
    Policyowners' annuity and death benefits.......       (152,590)        (114,243)     (113,107)      (32,840)
    Net transfers from (to) Fixed Account..........      3,165,279       10,656,415     1,414,766     2,048,182
    Transfers between Investment Divisions.........        198,626       (1,971,723)    1,127,848      (558,393)
                                                       -----------      -----------   -----------   -----------
      Net contributions and (withdrawals)..........      8,203,813       16,780,871     4,935,542     5,175,622
                                                       -----------      -----------   -----------   -----------
        Increase (decrease) in net assets..........      9,096,814       18,851,667     4,849,877     5,672,296
NET ASSETS:
    Beginning of period............................     32,449,273       13,597,606    19,422,494    13,750,198
                                                       -----------      -----------   -----------   -----------
    End of period..................................    $41,546,087      $32,449,273   $24,272,371   $19,422,494
                                                       ===========      ===========   ===========   ===========


                                                              MAINSTAY VP                    MAINSTAY VP
                                                             CONVERTIBLE--               DEVELOPING GROWTH--
                                                             SERVICE CLASS                  SERVICE CLASS
                                                     ------------------------------   -------------------------
                                                           2007            2006          2007          2006
                                                     ----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...................    $  (220,411)     $   213,546   $   (85,919)  $   (98,021)
    Net realized gain (loss) on investments........         76,504           99,872       133,453       199,880
    Realized gain distribution received............             --               --            --            --
    Change in unrealized appreciation
      (depreciation) on investments................      1,992,574        1,196,587     1,543,170       445,814
                                                       -----------      -----------   -----------   -----------
      Net increase (decrease) in net assets
        resulting from operations..................      1,848,667        1,510,005     1,590,704       547,673
                                                       -----------      -----------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners............      2,147,938        4,302,399     1,235,698     2,792,662
    Policyowners' surrenders.......................       (446,633)        (403,732)     (172,723)      (64,651)
    Policyowners' annuity and death benefits.......        (78,076)         (29,366)      (37,616)      (43,810)
    Net transfers from (to) Fixed Account..........      1,429,332        2,607,971       481,083       825,389
    Transfers between Investment Divisions.........          2,313         (405,159)      115,916      (241,094)
                                                       -----------      -----------   -----------   -----------
      Net contributions and (withdrawals)..........      3,054,874        6,072,113     1,622,358     3,268,496
                                                       -----------      -----------   -----------   -----------
        Increase (decrease) in net assets..........      4,903,541        7,582,118     3,213,062     3,816,169
NET ASSETS:
    Beginning of period............................     21,579,603       13,997,485     8,389,168     4,572,999
                                                       -----------      -----------   -----------   -----------
    End of period..................................    $26,483,144      $21,579,603   $11,602,230   $ 8,389,168
                                                       ===========      ===========   ===========   ===========

(a) For the period February 13, 2006 (Commencement of Operations) through December 31, 2006.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

                                                                                               MAINSTAY VP
           MAINSTAY VP                 MAINSTAY VP                 MAINSTAY VP                CONSERVATIVE
     CAPITAL APPRECIATION--               CASH                   COMMON STOCK--               ALLOCATION--
          SERVICE CLASS                MANAGEMENT                 SERVICE CLASS               SERVICE CLASS
    -------------------------   -------------------------   -------------------------   -------------------------
       2007          2006          2007          2006          2007          2006          2007         2006(A)
    -------------------------------------------------------------------------------------------------------------
    $   (94,071)  $  (104,255)  $   313,366   $   431,276   $  (123,442)  $   (69,354)  $  (198,811)  $    65,684
         88,489        90,465          (196)          114        71,831        53,128        19,760         1,157
             --            --            --            --            --       236,575            --        35,911
        940,048       248,268           277          (573)      872,610       926,167       734,464       369,789
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
        934,466       234,478       313,447       430,817       820,999     1,146,516       555,413       472,541
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
      1,444,243     1,904,760    20,896,930    25,396,090     3,980,596     3,113,995     7,079,615     6,194,554
       (157,304)     (235,410)     (563,241)     (810,793)     (171,416)     (192,735)      (79,442)       17,371
        (31,789)           --       (92,022)           --       (14,258)       (9,304)      (48,027)           --
        251,629       858,341     3,347,407     2,015,669       950,331     1,093,383     4,325,160     3,466,768
       (126,468)     (515,721)  (13,378,511)  (18,547,906)       83,257       225,639     2,640,554     2,832,736
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
      1,380,311     2,011,970    10,210,563     8,053,060     4,828,510     4,230,978    13,917,860    12,511,429
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
      2,314,777     2,246,448    10,524,010     8,483,877     5,649,509     5,377,494    14,473,273    12,983,970
      9,113,710     6,867,262    18,764,863    10,280,986    10,930,950     5,553,456    12,983,970            --
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
    $11,428,487   $ 9,113,710   $29,288,873   $18,764,863   $16,580,459   $10,930,950   $27,457,243   $12,983,970
    ===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========

                                                                   MAINSTAY VP                 MAINSTAY VP
           MAINSTAY VP                 MAINSTAY VP                   GROWTH                     HIGH YIELD
         FLOATING RATE--              GOVERNMENT--                ALLOCATION--               CORPORATE BOND--
          SERVICE CLASS               SERVICE CLASS               SERVICE CLASS               SERVICE CLASS
    -------------------------   -------------------------   -------------------------   --------------------------
       2007          2006          2007          2006          2007         2006(A)         2007          2006
    --------------------------------------------------------------------------------------------------------------
    $   967,949   $ 1,093,298   $  (152,215)  $   (55,977)  $  (387,549)  $    17,220   $   (952,146)  $   486,752
        (14,973)      (37,266)       12,534       (21,273)       57,986         6,618          6,771        (3,202)
             --            --            --            --            --       157,632             --            --
       (122,420)      (51,937)       53,282       354,100     3,343,546     1,654,413      2,193,123     6,106,279
    -----------   -----------   -----------   -----------   -----------   -----------   ------------   -----------
        830,556     1,004,095       (86,399)      276,850     3,013,983     1,835,883      1,247,748     6,589,829
    -----------   -----------   -----------   -----------   -----------   -----------   ------------   -----------
     17,217,882    19,769,621     1,866,430     3,529,899    16,805,050    17,932,747     21,268,061    21,494,727
       (497,081)     (490,913)     (177,437)     (235,052)     (208,878)     (450,373)    (1,211,034)   (1,851,312)
       (120,343)     (103,080)      (99,405)      (61,737)      (12,664)           --       (436,702)     (236,138)
      6,417,407     8,719,199       761,569     1,234,270     3,780,002     4,991,194      7,696,553    10,400,205
     (1,431,803)     (762,566)      403,171       (61,629)      503,933     2,957,707      2,432,237    (1,061,038)
    -----------   -----------   -----------   -----------   -----------   -----------   ------------   -----------
     21,586,062    27,132,261     2,754,328     4,405,751    20,867,443    25,431,275     29,749,115    28,746,444
    -----------   -----------   -----------   -----------   -----------   -----------   ------------   -----------
     22,416,618    28,136,356     2,667,929     4,682,601    23,881,426    27,267,158     30,996,863    35,336,273
     37,645,093     9,508,737    13,260,360     8,577,759    27,267,158            --     84,028,721    48,692,448
    -----------   -----------   -----------   -----------   -----------   -----------   ------------   -----------
    $60,061,711   $37,645,093   $15,928,289   $13,260,360   $51,148,584   $27,267,158   $115,025,584   $84,028,721
    ===========   ===========   ===========   ===========   ===========   ===========   ============   ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2007
and the year ended December 31, 2006
(Unaudited)

                                                            MAINSTAY VP
                                                            ICAP SELECT                 MAINSTAY VP
                                                             EQUITY--                INCOME & GROWTH--
                                                           SERVICE CLASS               SERVICE CLASS
                                                     -------------------------   -------------------------
                                                        2007          2006          2007          2006
                                                     -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...................  $  (138,326)  $   (72,639)  $   (86,087)  $   (60,768)
    Net realized gain (loss) on investments........      137,973        40,764        77,580       118,633
    Realized gain distribution received............           --        46,111            --       102,369
    Change in unrealized appreciation
      (depreciation) on investments................    1,195,396     1,041,573       616,167       836,861
                                                     -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets
        resulting from operations..................    1,195,043     1,055,809       607,660       997,095
                                                     -----------   -----------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners............    7,545,761     3,132,957     1,203,470     1,598,547
    Policyowners' surrenders.......................     (290,997)     (185,119)     (161,021)     (277,851)
    Policyowners' annuity and death benefits.......      (51,175)      (11,535)      (84,078)       (5,049)
    Net transfers from (to) Fixed Account..........    1,755,806       780,922     2,219,477     1,267,675
    Transfers between Investment Divisions.........    2,011,171       982,423      (121,742)     (391,172)
                                                     -----------   -----------   -----------   -----------
      Net contributions and (withdrawals)..........   10,970,566     4,699,648     3,056,106     2,192,150
                                                     -----------   -----------   -----------   -----------
        Increase (decrease) in net assets..........   12,165,609     5,755,457     3,663,766     3,189,245
NET ASSETS:
    Beginning of period............................   10,141,138     4,385,681     8,262,916     5,073,671
                                                     -----------   -----------   -----------   -----------
    End of period..................................  $22,306,747   $10,141,138   $11,926,682   $ 8,262,916
                                                     ===========   ===========   ===========   ===========

                                                                                        MAINSTAY VP
                                                            MAINSTAY VP                  MODERATE
                                                          MID CAP VALUE--              ALLOCATION--
                                                           SERVICE CLASS               SERVICE CLASS
                                                     -------------------------   -------------------------
                                                        2007          2006          2007         2006(A)
                                                     -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...................  $  (374,445)  $  (433,352)  $  (399,588)  $    84,672
    Net realized gain (loss) on investments........       95,473       208,080        82,016        27,664
    Realized gain distribution received............           --       461,467            --        83,299
    Change in unrealized appreciation
      (depreciation) on investments................    3,859,604     3,219,354     2,118,545     1,395,488
                                                     -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets
        resulting from operations..................    3,580,632     3,455,549     1,800,973     1,591,123
                                                     -----------   -----------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners............    5,599,295     8,582,206    13,380,993    16,837,164
    Policyowners' surrenders.......................     (716,136)     (831,261)     (311,544)     (140,817)
    Policyowners' annuity and death benefits.......     (226,534)     (313,768)      (48,193)           --
    Net transfers from (to) Fixed Account..........    2,021,707     4,437,558     5,217,313     6,511,017
    Transfers between Investment Divisions.........      274,364    (2,015,062)    1,407,975     4,782,994
                                                     -----------   -----------   -----------   -----------
      Net contributions and (withdrawals)..........    6,952,696     9,859,673    19,646,544    27,990,358
                                                     -----------   -----------   -----------   -----------
        Increase (decrease) in net assets..........   10,533,328    13,315,222    21,447,517    29,581,481
NET ASSETS:
    Beginning of period............................   36,644,043    23,328,821    29,581,481            --
                                                     -----------   -----------   -----------   -----------
    End of period..................................  $47,177,371   $36,644,043   $51,028,998   $29,581,481
                                                     ===========   ===========   ===========   ===========

(a) For the period February 13, 2006 (Commencement of Operations) through December 31, 2006.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

           MAINSTAY VP                 MAINSTAY VP
          INTERNATIONAL                 LARGE CAP                  MAINSTAY VP                 MAINSTAY VP
            EQUITY--                    GROWTH--                 MID CAP CORE--             MID CAP GROWTH--
          SERVICE CLASS               SERVICE CLASS               SERVICE CLASS               SERVICE CLASS
    -------------------------   -------------------------   -------------------------   -------------------------
       2007          2006          2007          2006          2007          2006          2007          2006
    -------------------------------------------------------------------------------------------------------------
    $  (594,461)  $  (345,704)  $  (111,205)  $   (85,807)  $  (336,676)  $  (308,348)  $  (377,282)  $  (445,052)
        159,383       127,678        70,538         5,942        55,759       177,715       200,958       365,402
             --       495,549            --            --            --       187,125            --       679,247
      3,780,627     8,509,732     1,067,404       438,834     3,993,834     2,778,904     6,216,995     1,442,021
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
      3,345,549     8,787,255     1,026,737       358,969     3,712,917     2,835,396     6,040,671     2,041,618
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
     18,643,507    17,392,504     3,201,579     3,624,032     8,231,054    10,060,175     4,818,154    11,496,678
       (849,635)     (975,120)     (128,095)      (82,562)     (407,360)     (507,675)     (518,512)     (843,288)
       (177,744)     (111,362)      (46,541)           --       (75,277)      (26,600)     (133,263)     (257,525)
      6,214,845     6,151,276       956,975     1,470,962     2,629,710     3,901,592     1,522,229     5,161,821
        410,787     3,352,137        18,753       305,508       738,878      (778,591)      (23,373)   (2,112,204)
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
     24,241,760    25,809,435     4,002,671     5,317,940    11,117,005    12,648,901     5,665,235    13,445,482
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
     27,587,309    34,596,690     5,029,408     5,676,909    14,829,922    15,484,297    11,705,906    15,487,100
     54,334,371    19,737,681     9,060,244     3,383,335    30,960,162    15,475,865    38,502,819    23,015,719
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
    $81,921,680   $54,334,371   $14,089,652   $ 9,060,244   $45,790,084   $30,960,162   $50,208,725   $38,502,819
    ===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========

           MAINSTAY VP
            MODERATE                                               MAINSTAY VP
             GROWTH                    MAINSTAY VP                  SMALL CAP                  MAINSTAY VP
          ALLOCATION--               S&P 500 INDEX--                GROWTH--                 TOTAL RETURN--
          SERVICE CLASS               SERVICE CLASS               SERVICE CLASS               SERVICE CLASS
    -------------------------   -------------------------   -------------------------   -------------------------
       2007         2006(A)        2007          2006          2007          2006          2007          2006
    -------------------------------------------------------------------------------------------------------------
    $  (660,981)  $   127,589   $  (507,875)  $  (380,730)  $  (184,547)  $  (236,600)  $   (83,660)  $   (66,540)
        196,001        20,909       138,347       196,317       135,315        96,492        79,283        35,239
             --       228,893            --            --            --           154            --       108,054
      4,624,159     2,333,860     3,424,569     5,393,277       972,472       696,584       476,047       461,637
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
      4,159,179     2,711,251     3,055,041     5,208,864       923,240       556,630       471,670       538,390
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
     25,290,861    30,011,588     8,219,079    11,993,521     1,450,064     4,174,267       607,280     1,395,645
       (498,772)       41,431      (670,620)     (927,373)     (296,151)     (448,139)     (415,901)     (210,016)
       (349,434)           --      (174,171)      (92,323)      (26,387)       (9,860)      (59,359)      (50,910)
      8,313,598    11,872,193     2,941,841     4,984,544       548,139     1,747,381       630,082     1,007,569
       (258,272)    2,801,484      (928,548)   (1,422,976)     (736,491)     (577,914)       33,475      (136,128)
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
     32,497,981    44,726,696     9,387,581    14,535,393       939,174     4,885,735       795,577     2,006,160
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
     36,657,160    47,437,947    12,442,622    19,744,257     1,862,414     5,442,365     1,267,247     2,544,550
     47,437,947            --    49,694,273    29,950,016    18,253,317    12,810,952     8,399,780     5,855,230
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
    $84,095,107   $47,437,947   $62,136,895   $49,694,273   $20,115,731   $18,253,317   $ 9,667,027   $ 8,399,780
    ===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2007
and the year ended December 31, 2006
(Unaudited)

                                                                                      ALGER AMERICAN
                                                            MAINSTAY VP                    SMALL
                                                              VALUE--                CAPITALIZATION--
                                                           SERVICE CLASS              CLASS S SHARES
                                                     -------------------------   -------------------------
                                                        2007          2006          2007          2006
                                                     -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...................  $  (232,620)  $  (160,816)  $  (248,390)  $  (225,344)
    Net realized gain (loss) on investments........       84,919       185,029       200,475       111,693
    Realized gain distribution received............           --       325,313            --            --
    Change in unrealized appreciation
      (depreciation) on investments................    1,839,180     2,097,578     3,121,539     2,706,749
                                                     -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets
        resulting from operations..................    1,691,479     2,447,104     3,073,624     2,593,098
                                                     -----------   -----------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners............    4,508,097     6,635,290     4,174,276     8,934,797
    Policyowners' surrenders.......................     (408,079)     (399,466)     (418,902)     (371,536)
    Policyowners' annuity and death benefits.......      (57,663)      (12,083)      (73,035)         (267)
    Net transfers from (to) Fixed Account..........    1,980,462     2,358,167     1,596,923     2,961,088
    Transfers between Investment Divisions.........     (512,989)      875,654        96,949        89,750
                                                     -----------   -----------   -----------   -----------
      Net contributions and (withdrawals)..........    5,509,828     9,457,562     5,376,211    11,613,832
                                                     -----------   -----------   -----------   -----------
        Increase (decrease) in net assets..........    7,201,307    11,904,666     8,449,835    14,206,930
NET ASSETS:
    Beginning of period............................   22,305,122    10,400,456    23,631,013     9,424,083
                                                     -----------   -----------   -----------   -----------
    End of period..................................  $29,506,429   $22,305,122   $32,080,848   $23,631,013
                                                     ===========   ===========   ===========   ===========

                                                            FIDELITY(R)                 FIDELITY(R)
                                                                VIP                         VIP
                                                          EQUITY-INCOME--                MID CAP--
                                                          SERVICE CLASS 2             SERVICE CLASS 2
                                                     -------------------------   -------------------------
                                                        2007          2006          2007          2006
                                                     -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...................  $  (370,026)  $   411,359   $  (294,360)  $  (375,652)
    Net realized gain (loss) on investments........       57,649        19,190       142,530       110,922
    Realized gain distribution received............       57,145     3,232,240     4,008,596     2,932,967
    Change in unrealized appreciation
      (depreciation) on investments................    3,337,857       586,844     1,140,662       357,481
                                                     -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets
        resulting from operations..................    3,082,625     4,249,633     4,997,428     3,025,718
                                                     -----------   -----------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners............    9,141,912    10,736,824     6,270,525    11,507,553
    Policyowners' surrenders.......................     (557,252)     (548,536)     (572,629)     (976,865)
    Policyowners' annuity and death benefits.......     (131,272)      (97,789)     (222,863)     (106,328)
    Net transfers from (to) Fixed Account..........    2,814,493     3,766,767     2,838,601     5,261,628
    Transfers between Investment Divisions.........      622,120     1,394,101      (316,529)      (86,905)
                                                     -----------   -----------   -----------   -----------
      Net contributions and (withdrawals)..........   11,890,001    15,251,367     7,997,105    15,599,083
                                                     -----------   -----------   -----------   -----------
        Increase (decrease) in net assets..........   14,972,626    19,501,000    12,994,533    18,624,801
NET ASSETS:
    Beginning of period............................   35,469,789    15,968,789    40,506,756    21,881,955
                                                     -----------   -----------   -----------   -----------
    End of period..................................  $50,442,415   $35,469,789   $53,501,289   $40,506,756
                                                     ===========   ===========   ===========   ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

                                        COLUMBIA
           CVS CALVERT                  SMALL CAP                  DREYFUS IP                  FIDELITY(R)
             SOCIAL                    VALUE FUND,                 TECHNOLOGY                      VIP
            BALANCED                    VARIABLE                    GROWTH--                 CONTRAFUND(R)--
            PORTFOLIO                SERIES--CLASS B             SERVICE SHARES              SERVICE CLASS 2
    -------------------------   -------------------------   -------------------------   --------------------------
       2007          2006          2007          2006          2007          2006           2007          2006
    --------------------------------------------------------------------------------------------------------------
    $   (39,212)  $    35,017   $  (142,667)  $   (93,013)  $   (76,403)  $   (91,479)  $   (898,429)  $  (179,276)
         31,274        37,227       103,613        60,472        60,342        34,303         53,303        17,349
             --        62,320            --       276,709            --            --      1,125,243     6,224,024
         99,060        75,914       874,701     1,080,679       475,489       251,747      7,202,689      (261,221)
    -----------   -----------   -----------   -----------   -----------   -----------   ------------   -----------
         91,122       210,478       835,647     1,324,847       459,428       194,571      7,482,806     5,800,876
    -----------   -----------   -----------   -----------   -----------   -----------   ------------   -----------
        391,077       899,362     2,029,128     4,765,899       777,453     1,531,960     18,272,461    27,971,431
        (48,511)      (26,938)     (164,778)     (184,748)     (118,714)     (141,348)    (1,082,106)   (1,393,286)
             --        (1,564)      (22,195)      (22,953)      (43,735)       (5,523)      (337,643)     (166,518)
        170,032       542,511     1,193,885     2,217,484       349,038       893,380      7,416,451    12,398,234
       (142,361)     (150,083)     (335,843)      756,019      (300,108)      (26,222)       996,719     2,393,301
    -----------   -----------   -----------   -----------   -----------   -----------   ------------   -----------
        370,237     1,263,288     2,700,197     7,531,701       663,934     2,252,247     25,265,882    41,203,162
    -----------   -----------   -----------   -----------   -----------   -----------   ------------   -----------
        461,359     1,473,766     3,535,844     8,856,548     1,123,362     2,446,818     32,748,688    47,004,038
      3,648,202     2,174,436    13,366,761     4,510,213     7,293,125     4,846,307     83,381,278    36,377,240
    -----------   -----------   -----------   -----------   -----------   -----------   ------------   -----------
    $ 4,109,561   $ 3,648,202   $16,902,605   $13,366,761   $ 8,416,487   $ 7,293,125   $116,129,966   $83,381,278
    ===========   ===========   ===========   ===========   ===========   ===========   ============   ===========

                                       JANUS ASPEN
           JANUS ASPEN                   SERIES
             SERIES                     WORLDWIDE               MFS(R) INVESTORS                 MFS(R)
           BALANCED--                   GROWTH--                 TRUST SERIES--             RESEARCH SERIES--
         SERVICE SHARES              SERVICE SHARES               SERVICE CLASS               SERVICE CLASS
    -------------------------   -------------------------   -------------------------   -------------------------
       2007          2006          2007          2006          2007          2006          2007          2006
    -------------------------------------------------------------------------------------------------------------
    $    97,711   $    94,102   $   (42,608)  $    16,338   $    (5,152)  $   (16,237)  $   (11,995)  $   (24,726)
         96,777       105,532        52,211        35,500        27,418        51,264        30,674        56,390
             --            --            --            --        15,603            --            --            --
        781,051     1,039,899       981,569       875,855        76,252       121,553       228,971       165,380
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
        975,539     1,239,533       991,172       927,693       114,121       156,580       247,650       197,044
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
      2,510,275     3,462,999     1,797,209     1,567,886       112,556       284,743       449,222       569,486
       (402,233)     (500,142)     (113,475)     (158,251)      (21,551)      (90,132)      (20,598)      (75,650)
       (129,092)      (12,023)      (16,473)       (1,582)      (16,458)      (10,349)       (6,961)           --
      1,394,788     2,070,061       829,803       850,908        79,395        92,408       181,579       311,305
        198,674       271,214       128,417      (114,448)       46,699        60,501        72,113       (91,976)
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
      3,572,412     5,292,109     2,625,481     2,144,513       200,641       337,171       675,355       713,165
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
      4,547,951     6,531,642     3,616,653     3,072,206       314,762       493,751       923,005       910,209
     17,360,454    10,828,812     7,257,571     4,185,365     1,638,798     1,145,047     2,573,920     1,663,711
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
    $21,908,405   $17,360,454   $10,874,224   $ 7,257,571   $ 1,953,560   $ 1,638,798   $ 3,496,925   $ 2,573,920
    ===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2007
and the year ended December 31, 2006
(Unaudited)

                                                               MFS(R)                     NEUBERGER
                                                             UTILITIES                     BERMAN
                                                              SERIES--                   AMT MID-CAP
                                                           SERVICE CLASS          GROWTH PORTFOLIO--CLASS S
                                                     --------------------------   -------------------------
                                                         2007          2006          2007          2006
                                                     ------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...................  $     (3,443)  $    90,252   $   (68,563)  $   (49,311)
    Net realized gain (loss) on investments........       106,825       127,715        31,409        79,970
    Realized gain distribution received............     6,331,900     1,371,823            --            --
    Change in unrealized appreciation
      (depreciation) on investments................     7,549,403    10,522,181     1,056,002       363,618
                                                     ------------   -----------   -----------   -----------
      Net increase (decrease) in net assets
        resulting from operations..................    13,984,685    12,111,971     1,018,848       394,277
                                                     ------------   -----------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners............    24,210,954    21,527,887     1,639,157     2,405,320
    Policyowners' surrenders.......................    (1,215,419)   (1,315,108)     (139,407)      (60,404)
    Policyowners' annuity and death benefits.......      (512,504)     (112,132)       (9,245)      (11,649)
    Net transfers from (to) Fixed Account..........     7,852,027     9,744,300       534,466       863,352
    Transfers between Investment Divisions.........     1,878,043     2,797,522       938,537       227,990
                                                     ------------   -----------   -----------   -----------
      Net contributions and (withdrawals)..........    32,213,101    32,642,469     2,963,508     3,424,609
                                                     ------------   -----------   -----------   -----------
        Increase (decrease) in net assets..........    46,197,786    44,754,440     3,982,356     3,818,886
NET ASSETS:
    Beginning of period............................    68,837,660    24,083,220     5,644,462     1,825,576
                                                     ------------   -----------   -----------   -----------
    End of period..................................  $115,035,446   $68,837,660   $ 9,626,818   $ 5,644,462
                                                     ============   ===========   ===========   ===========

                                                                                          VAN ECK
                                                           T. ROWE PRICE                 WORLDWIDE
                                                           EQUITY INCOME                   HARD
                                                           PORTFOLIO--II                  ASSETS
                                                     -------------------------   -------------------------
                                                        2007          2006          2007          2006
                                                     -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...................  $  (119,745)  $    (5,531)  $  (533,949)  $  (484,763)
    Net realized gain (loss) on investments........       95,141        51,016       168,361       344,329
    Realized gain distribution received............      559,035     1,254,672     8,103,279     1,366,941
    Change in unrealized appreciation
      (depreciation) on investments................    3,386,558     4,799,970     7,507,588     5,709,039
                                                     -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets
        resulting from operations..................    3,920,989     6,100,127    15,245,279     6,935,546
                                                     -----------   -----------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners............   11,222,179    12,259,925    17,497,649    23,019,833
    Policyowners' surrenders.......................     (916,414)   (1,270,816)   (1,069,642)   (1,086,521)
    Policyowners' annuity and death benefits.......     (241,562)     (160,887)     (187,455)     (155,585)
    Net transfers from (to) Fixed Account..........    3,531,536     5,819,333     5,334,116     8,677,967
    Transfers between Investment Divisions.........      944,453       324,397     1,599,433       659,257
                                                     -----------   -----------   -----------   -----------
      Net contributions and (withdrawals)..........   14,540,192    16,971,952    23,174,101    31,114,951
                                                     -----------   -----------   -----------   -----------
        Increase (decrease) in net assets..........   18,461,181    23,072,079    38,419,380    38,050,497
NET ASSETS:
    Beginning of period............................   50,421,624    27,349,545    58,353,335    20,302,838
                                                     -----------   -----------   -----------   -----------
    End of period..................................  $68,882,805   $50,421,624   $96,772,715   $58,353,335
                                                     ===========   ===========   ===========   ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV




                        ROYCE MICRO-CAP                                               ROYCE SMALL-CAP
                          PORTFOLIO--                                                   PORTFOLIO--
                        INVESTMENT CLASS                                              INVESTMENT CLASS
    --------------------------------------------------------      --------------------------------------------------------
              2007                           2006                           2007                           2006
    ----------------------------------------------------------------------------------------------------------------------

           $  (210,613)                   $   (89,764)                   $  (158,762)                   $  (105,901)
                 4,624                         48,250                          8,333                         37,982
                    --                        774,351                             --                        550,799

             1,899,919                        545,005                      1,619,192                        540,991
           -----------                    -----------                    -----------                    -----------

             1,693,930                      1,277,842                      1,468,763                      1,023,871
           -----------                    -----------                    -----------                    -----------

             7,548,725                      8,616,002                      4,652,748                      7,039,602
              (245,058)                      (177,221)                      (184,361)                      (260,481)
               (30,052)                       (43,760)                       (28,950)                        (1,641)
             1,979,705                      2,693,311                      1,467,454                      2,047,686
               720,174                      2,363,699                        297,509                        202,111
           -----------                    -----------                    -----------                    -----------
             9,973,494                     13,452,031                      6,204,400                      9,027,277
           -----------                    -----------                    -----------                    -----------
            11,667,424                     14,729,873                      7,673,163                     10,051,148

            16,409,865                      1,679,992                     12,973,125                      2,921,977
           -----------                    -----------                    -----------                    -----------
           $28,077,289                    $16,409,865                    $20,646,288                    $12,973,125
           ===========                    ===========                    ===========                    ===========

                           VAN KAMPEN                                                     VICTORY
                              UIF                                                           VIF
                        EMERGING MARKETS                                            DIVERSIFIED STOCK--
                        EQUITY--CLASS II                                               CLASS A SHARES
    --------------------------------------------------------      --------------------------------------------------------
              2007                           2006                           2007                           2006
    ----------------------------------------------------------------------------------------------------------------------



           $  (364,753)                   $  (117,313)                   $   (30,190)                   $   (41,385)
               501,193                        273,351                         62,972                         58,857
                    --                        549,964                             --                        106,457

             7,195,570                      6,736,671                        374,535                        342,920
           -----------                    -----------                    -----------                    -----------

             7,332,010                      7,442,673                        407,317                        466,849
           -----------                    -----------                    -----------                    -----------

            10,832,532                     14,929,489                        612,038                      1,142,550
              (609,121)                      (345,434)                       (85,286)                      (123,257)
               (67,892)                       (24,614)                            --                        (13,025)
             3,150,690                      4,896,079                        395,928                        999,061
            (2,262,343)                     1,289,413                        (67,716)                        83,352
           -----------                    -----------                    -----------                    -----------
            11,043,866                     20,744,933                        854,964                      2,088,681
           -----------                    -----------                    -----------                    -----------
            18,375,876                     28,187,606                      1,262,281                      2,555,530

            38,547,330                     10,359,724                      5,008,959                      2,453,429
           -----------                    -----------                    -----------                    -----------
           $56,923,206                    $38,547,330                    $ 6,271,240                    $ 5,008,959
           ===========                    ===========                    ===========                    ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------
NYLIAC Variable Annuity Separate Account-IV ("Separate Account") was established on June 10, 2003, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. The Separate Account funds New York Life Elite Variable Annuity (formerly known as LifeStages(R) and MainStay), New York Life Premium Plus Elite Variable Annuity (formerly known as LifeStages(R)) and New York Life Longevity Benefit Variable Annuity policies (formerly known as LifeStages(R)). This account was established to receive and invest premium payments under Non-Qualified Deferred and Tax-Qualified Deferred Flexible Premium Variable Retirement Annuity Policies ("the policies") issued by NYLIAC. The Non-Qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The Tax-Qualified policies are designed to establish retirement benefits for individuals who participate in qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities LLC, certain banking and financial institutions which have entered into selling agreements with NYLIAC and registered representatives of unaffiliated broker-dealers. NYLIFE Securities LLC is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.
    The assets of the Separate Account, which are currently all in the accumulation phase, are invested in shares of the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Columbia Funds Variable Insurance Trust, the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, the Universal Institutional Funds, Inc., and the Victory Variable Insurance Funds (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account and the Dollar Cost Averaging Advantage Account represent the general assets of NYLIAC. NYLIAC's Fixed Account and the Dollar Cost Averaging Advantage Account may be charged with liabilities arising out of other business NYLIAC may conduct.
    New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several subadvisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., Institutional Capital LLC, a wholly-owned subsidiary of NYLIM Holdings, Lord, Abbett & Company LLC, and Winslow Capital Management Inc. to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc.

    The following Investment Divisions, with their respective fund portfolios, are available in this Separate Account:

MainStay VP Balanced--Service Class
MainStay VP Bond--Service Class
MainStay VP Capital Appreciation--Service Class
MainStay VP Cash Management
MainStay VP Common Stock--Service Class
MainStay VP Conservative Allocation--Service Class
MainStay VP Convertible--Service Class
MainStay VP Developing Growth--Service Class
MainStay VP Floating Rate--Service Class
MainStay VP Government--Service Class
MainStay VP Growth Allocation--Service Class
MainStay VP High Yield Corporate Bond--Service Class
MainStay VP ICAP Select Equity--Service Class(1)
MainStay VP Income & Growth--Service Class(2)
MainStay VP International Equity--Service Class
MainStay VP Large Cap Growth--Service Class
MainStay VP Mid Cap Core--Service Class
MainStay VP Mid Cap Growth--Service Class
MainStay VP Mid Cap Value--Service Class
MainStay VP Moderate Allocation--Service Class
MainStay VP Moderate Growth Allocation--Service Class
MainStay VP S&P 500 Index--Service Class
MainStay VP Small Cap Growth--Service Class
MainStay VP Total Return--Service Class
MainStay VP Value--Service Class
Alger American Small Capitalization--Class S Shares(3)
CVS Calvert Social Balanced Portfolio
Columbia Small Cap Value Fund, Variable Series--Class B
Dreyfus IP Technology Growth--Service Shares
Fidelity(R) VIP Contrafund(R)--Service Class 2
Fidelity(R) VIP Equity-Income--Service Class 2
Fidelity(R) VIP Mid Cap--Service Class 2
Janus Aspen Series Balanced--Service Shares
Janus Aspen Series Worldwide Growth--Service Shares
MFS(R) Investors Trust Series--Service Class
MFS(R) Research Series--Service Class
MFS(R) Utilities Series--Service Class
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S
Royce Micro-Cap Portfolio--Investment Class
Royce Small-Cap Portfolio--Investment Class
T. Rowe Price Equity Income Portfolio--II
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity--Class II
Victory VIF Diversified Stock--Class A Shares

(1) Formerly MainStay VP Basic Value--Service Class

(2) The Board of Directors for the MainStay VP Series Fund, Inc. approved the merger of the MainStay VP Income & Growth--Service Class portfolio with and into the MainStay VP ICAP Select Equity--Service Class portfolio on March 6, 2007. Pending shareholder approval, the merger is expected to be effective as of August 17, 2007.

(3) New allocations to Alger American Small Capitalization--Class S Shares investment division will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

    Initial premium payments are allocated to the Investment Divisions, Fixed Account and/or Dollar Cost Averaging (DCA) Advantage Account within two Business Days after receipt. Subsequent premium payments are allocated to the Investment Divisions, Fixed Account and/or DCA Advantage Account at the close of the Business Day they are received. In those states where NYLIAC offers a single premium version of New York Life Elite Variable Annuity, only one premium payment is permitted. In addition, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account or from the DCA Advantage Account into the Investment Divisions. The policyowner may also transfer interest earned on monies in the Fixed Account into the Investment Divisions of the Separate Account. On the accompanying statement of changes in net assets, all references to the Fixed Account include the Fixed Account and the DCA Advantage Account.

    No Federal income tax is payable on investment income or capital gains of Separate Account-IV under current Federal income tax law.

    Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

    Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

    Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

    In December 2003, the Accounting Standards Executive Committee issued Statement of Position 03-5 ("SOP"), "Financial Highlights of Separate Accounts:
An Amendment to the Audit Guide Audits of Investment Companies". This SOP, which was adopted as of January 1, 2003, provides guidance on reporting financial highlights.

    In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements". This Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures around fair value measurements. This Statement does not require any new fair value measurements, but the application of this Statement could change current practices in determining the fair value of certain assets held by the individual funds that policies are invested in. The Standard is effective January 1, 2008, but could be adopted earlier by the individual funds.

    The amounts shown as net receivable (payable) to NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners' instructions on the first business day subsequent to the close of the period presented.

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At June 30, 2007, the investments of Separate Account-IV are as follows:


                                                                              MAINSTAY VP
                                          MAINSTAY VP       MAINSTAY VP         CAPITAL         MAINSTAY VP
                                          BALANCED--          BOND--        APPRECIATION--         CASH
                                         SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      MANAGEMENT
                                        ---------------------------------------------------------------------
Number of shares......................        3,566             1,780               427            28,153
Identified cost.......................     $ 38,812           $23,942           $ 9,570           $28,152


                                          MAINSTAY VP
                                          HIGH YIELD        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                           CORPORATE        ICAP SELECT        INCOME &        INTERNATIONAL
                                            BOND--           EQUITY--          GROWTH--          EQUITY--
                                         SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                        ---------------------------------------------------------------------
Number of shares......................       10,674             1,478               817             4,127
Identified cost.......................     $108,263           $19,672           $10,274           $68,738

  Investment activity for the six months ended June 30, 2007 was as follows:


                                                                              MAINSTAY VP
                                          MAINSTAY VP       MAINSTAY VP         CAPITAL         MAINSTAY VP
                                          BALANCED--          BOND--        APPRECIATION--         CASH
                                         SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      MANAGEMENT
                                        ---------------------------------------------------------------------
Purchases.............................     $  8,482           $ 5,448           $ 1,841           $22,305
Proceeds from sales...................          578               675               537            12,578


                                          MAINSTAY VP
                                          HIGH YIELD        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                           CORPORATE        ICAP SELECT        INCOME &        INTERNATIONAL
                                            BOND--           EQUITY--          GROWTH--          EQUITY--
                                         SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                        ---------------------------------------------------------------------
Purchases.............................     $ 29,157           $11,250           $ 3,323           $24,148
Proceeds from sales...................           96               467               317               459

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

--------------------------------------------------------------------------------


      MAINSTAY VP       MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP                         MAINSTAY VP
        COMMON         CONSERVATIVE       MAINSTAY VP       DEVELOPING         FLOATING         MAINSTAY VP         GROWTH
        STOCK--        ALLOCATION--      CONVERTIBLE--       GROWTH--           RATE--         GOVERNMENT--      ALLOCATION--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------------
            631             2,437             1,913               863             6,057             1,468             4,230
        $14,397           $26,016           $22,427           $ 9,017           $59,811           $15,754           $46,103


                                                                                                MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        MODERATE         MAINSTAY VP
       LARGE CAP          MID CAP           MID CAP           MID CAP          MODERATE           GROWTH            S&P 500
       GROWTH--           CORE--           GROWTH--           VALUE--        ALLOCATION--      ALLOCATION--         INDEX--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------------
          1,035             2,623             2,994             3,096             4,427             7,065             2,019
        $12,377           $38,512           $38,934           $39,643           $47,333           $76,837           $51,671


      MAINSTAY VP       MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP                         MAINSTAY VP
        COMMON         CONSERVATIVE       MAINSTAY VP       DEVELOPING         FLOATING         MAINSTAY VP         GROWTH
        STOCK--        ALLOCATION--      CONVERTIBLE--       GROWTH--           RATE--         GOVERNMENT--      ALLOCATION--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------------
        $ 4,996           $13,854           $ 3,322           $ 2,038           $26,115           $ 3,072           $21,646
            307               213               469               457             3,708               439               457


                                                                                                MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        MODERATE         MAINSTAY VP
       LARGE CAP          MID CAP           MID CAP           MID CAP          MODERATE           GROWTH            S&P 500
       GROWTH--           CORE--           GROWTH--           VALUE--        ALLOCATION--      ALLOCATION--         INDEX--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------------
        $ 4,360           $11,052           $ 5,894           $ 6,950           $20,546           $34,171           $ 9,639
            415               176               552               374               853             1,507               612

--------------------------------------------------------------------------------


                                                                                                   ALGER
                                          MAINSTAY VP       MAINSTAY VP                           AMERICAN
                                           SMALL CAP           TOTAL          MAINSTAY VP          SMALL
                                           GROWTH--          RETURN--           VALUE--       CAPITALIZATION--
                                         SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     CLASS S SHARES
                                        ----------------------------------------------------------------------
Number of shares......................        1,620               487             1,364             1,015
Identified cost.......................      $17,649           $ 8,441           $24,870           $24,963


                                          JANUS ASPEN
                                            SERIES            MFS(R)            MFS(R)            MFS(R)
                                           WORLDWIDE         INVESTORS         RESEARCH          UTILITIES
                                           GROWTH--       TRUST SERIES--       SERIES--          SERIES--
                                        SERVICE SHARES     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                        ---------------------------------------------------------------------
Number of shares......................          300                86               178             3,612
Identified cost.......................      $ 8,732           $ 1,655           $ 2,950           $94,788


                                                                                                   ALGER
                                          MAINSTAY VP       MAINSTAY VP                           AMERICAN
                                           SMALL CAP           TOTAL          MAINSTAY VP          SMALL
                                           GROWTH--          RETURN--           VALUE--       CAPITALIZATION--
                                         SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     CLASS S SHARES
                                        ----------------------------------------------------------------------
Purchases.............................      $ 1,649           $ 1,240           $ 5,670           $ 5,786
Proceeds from sales...................          835               506               323               526


                                          JANUS ASPEN
                                            SERIES            MFS(R)            MFS(R)            MFS(R)
                                           WORLDWIDE         INVESTORS         RESEARCH          UTILITIES
                                           GROWTH--       TRUST SERIES--       SERIES--          SERIES--
                                        SERVICE SHARES     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                        ---------------------------------------------------------------------
Purchases.............................      $ 2,830           $   310           $   778           $38,572
Proceeds from sales...................          221                95               105               253

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

--------------------------------------------------------------------------------


          CVS             COLUMBIA                                              FIDELITY(R)
        CALVERT           SMALL CAP         DREYFUS IP        FIDELITY(R)           VIP           FIDELITY(R)       JANUS ASPEN
        SOCIAL           VALUE FUND,        TECHNOLOGY            VIP             EQUITY-             VIP             SERIES
       BALANCED       VARIABLE SERIES--      GROWTH--       CONTRAFUND(R)--      INCOME--          MID CAP--        BALANCED--
       PORTFOLIO           CLASS B        SERVICE SHARES    SERVICE CLASS 2   SERVICE CLASS 2   SERVICE CLASS 2   SERVICE SHARES
    -----------------------------------------------------------------------------------------------------------------------------
          1,955                767                848             3,474             1,801             1,540               726
        $ 3,843            $14,710            $ 7,340          $104,578           $45,639           $48,700           $19,432


       NEUBERGER                                                                                  VAN KAMPEN
      BERMAN AMT                                                T. ROWE                               UIF             VICTORY
        MID-CAP            ROYCE              ROYCE              PRICE                             EMERGING             VIF
        GROWTH           MICRO-CAP          SMALL-CAP           EQUITY            VAN ECK           MARKETS         DIVERSIFIED
      PORTFOLIO--       PORTFOLIO--        PORTFOLIO--          INCOME           WORLDWIDE         EQUITY--           STOCK--
        CLASS S       INVESTMENT CLASS   INVESTMENT CLASS    PORTFOLIO-II       HARD ASSETS        CLASS II       CLASS A SHARES
    -----------------------------------------------------------------------------------------------------------------------------
            357             1,777              1,748              2,614             2,761             2,482               444
        $ 7,931           $25,448            $18,431            $60,480           $79,013           $40,673           $ 5,387


          CVS             COLUMBIA                                              FIDELITY(R)
        CALVERT           SMALL CAP         DREYFUS IP        FIDELITY(R)           VIP           FIDELITY(R)       JANUS ASPEN
        SOCIAL           VALUE FUND,        TECHNOLOGY            VIP             EQUITY-             VIP             SERIES
       BALANCED       VARIABLE SERIES--      GROWTH--       CONTRAFUND(R)--      INCOME--          MID CAP--        BALANCED--
       PORTFOLIO           CLASS B        SERVICE SHARES    SERVICE CLASS 2   SERVICE CLASS 2   SERVICE CLASS 2   SERVICE SHARES
    -----------------------------------------------------------------------------------------------------------------------------
        $   553            $ 3,064            $ 1,115           $25,970           $12,134           $12,363           $ 4,256
            220                489                502               174               454               540               541


       NEUBERGER                                                                                  VAN KAMPEN
      BERMAN AMT                                                T. ROWE                               UIF             VICTORY
        MID-CAP            ROYCE              ROYCE              PRICE                             EMERGING             VIF
        GROWTH           MICRO-CAP          SMALL-CAP           EQUITY            VAN ECK           MARKETS         DIVERSIFIED
      PORTFOLIO--       PORTFOLIO--        PORTFOLIO--          INCOME           WORLDWIDE         EQUITY--           STOCK--
        CLASS S       INVESTMENT CLASS   INVESTMENT CLASS    PORTFOLIO-II       HARD ASSETS        CLASS II       CLASS A SHARES
    -----------------------------------------------------------------------------------------------------------------------------
        $ 2,949           $ 9,791            $ 6,162            $15,555           $30,950           $11,614           $ 1,195
            107                15                 80                460               316               908               346

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders, depending on the length of time a premium payment is in the policy before it is withdrawn. For New York Life Elite Variable Annuity policies (formerly known as LifeStages(R) and MainStay), this charge is 8% during the first three payment years and declines by 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. In those states where NYLIAC offers a single premium version of New York Life Elite Variable Annuity there is a lower surrender charge. For New York Life Premium Plus Elite Variable Annuity and New York Life Longevity Benefit Variable Annuity policies, this charge is 8% during the first three payment years and declines to 7% in the fourth payment year, 6% in the fifth payment year, 5% in the sixth payment year, 4% in the seventh payment year and 3% in the eighth, ninth and tenth payment year, after which no charge is made. All surrender charges are recorded with policyowners' surrenders in the accompanying statement of changes in net assets. Surrender charges are paid to NYLIAC.

    NYLIAC also deducts an annual policy service charge on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender, the accumulation value is less than $100,000. This charge is $30 per policy.

    Additionally, NYLIAC reserves the right to charge $30 for each transfer in excess of 12 in any one policy year, subject to certain restrictions.

    The policies are also subject to an annualized mortality and expense risk and administrative costs charge of 1.70% for New York Life Elite Variable Annuity, 1.90% for New York Life Premium Plus Elite Variable Annuity and 1.35% for New York Life Longevity Benefit Variable Annuity policies of the Adjusted Premium Payments allocated to the Investment Divisions and the DCA Advantage Account. It is deducted on a quarterly basis from the Investment Divisions. In addition, a pro-rata portion of the charge will be deducted on the date the policy is surrendered and upon payment of any death benefit proceeds. The mortality and expense risk and administrative charges are recorded in the accompanying summary of operations.

    In addition, New York Life Longevity Benefit Variable Annuity policies are subject to a Longevity Benefit Charge. This charge is deducted each policy quarter by reducing the number of Accumulation Units in the Investment Divisions. On an annual basis, the charge equals 1.00% (0.25% quarterly) of the premium payment made to the policy.

--------------------------------------------------------------------------------
NOTE 4--Distribution of Net Income:
--------------------------------------------------------------------------------

The Separate Account does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

The changes in units outstanding for the six months ended June 30, 2007 and the year ended December 31, 2006 were as follows:

                                                                 MAINSTAY VP                          MAINSTAY VP
                               MAINSTAY VP      MAINSTAY VP        CAPITAL          MAINSTAY VP         COMMON
                                BALANCED--        BOND--       APPRECIATION--          CASH             STOCK--
                              SERVICE CLASS    SERVICE CLASS    SERVICE CLASS       MANAGEMENT       SERVICE CLASS
                              --------------   -------------   ---------------   -----------------   -------------
                              2007     2006    2007    2006     2007     2006     2007      2006     2007    2006
                              ------------------------------------------------------------------------------------
Units issued................   746    1,826     469     567     121      220      21,277    25,630    308     316
Units redeemed..............   (83)    (315)    (47)   (112)    (29)     (69)    (12,906)  (18,484)   (17)    (22)
                               ---    -----     ---    ----     ---      ---     -------   -------    ---     ---
  Net increase (decrease)...   663    1,511     422     455      92      151       8,371     7,146    291     294
                               ===    =====     ===    ====     ===      ===     =======   =======    ===     ===

                                 MAINSTAY VP
                                  HIGH YIELD        MAINSTAY VP     MAINSTAY VP      MAINSTAY VP        MAINSTAY VP
                                  CORPORATE         ICAP SELECT      INCOME &       INTERNATIONAL        LARGE CAP
                                    BOND--           EQUITY--        GROWTH--          EQUITY--          GROWTH--
                                SERVICE CLASS      SERVICE CLASS   SERVICE CLASS    SERVICE CLASS      SERVICE CLASS
                              ------------------   -------------   -------------  ------------------   -------------
                                2007      2006     2007    2006    2007    2006     2007      2006     2007    2006
                              --------------------------------------------------------------------------------------
Units issued................    2,215     2,466     714     348     222     220     1,274     1,608     349     497
Units redeemed..............     (168)     (320)    (28)    (20)    (28)    (61)      (75)      (91)    (21)    (16)
                              --------  --------    ---     ---     ---     ---   --------  --------    ---     ---
  Net increase (decrease)       2,047     2,146     686     328     194     159     1,199     1,517     328     481
                              ========  ========    ===     ===     ===     ===   ========  ========    ===     ===

                                                                                    ALGER
                               MAINSTAY VP     MAINSTAY VP                        AMERICAN        CVS CALVERT
                                SMALL CAP         TOTAL        MAINSTAY VP          SMALL           SOCIAL
                                GROWTH--        RETURN--         VALUE--      CAPITALIZATION--     BALANCED
                              SERVICE CLASS   SERVICE CLASS   SERVICE CLASS    CLASS S SHARES      PORTFOLIO
                              -------------   -------------   -------------   -----------------   -----------
                              2007    2006    2007    2006    2007    2006     2007      2006     2007   2006
                              -------------------------------------------------------------------------------
Units issued................   141     441      94     193     396     671       311       718     42    118
Units redeemed..............   (84)    (94)    (40)    (40)    (70)    (43)      (35)      (35)   (17)   (18)
                               ---     ---     ---     ---     ---     ---       ---       ---    ---    ---
  Net increase (decrease)...    57     347      54     153     326     628       276       683     25    100
                               ===     ===     ===     ===     ===     ===       ===       ===    ===    ===

                              JANUS ASPEN                                                          NEUBERGER
                                SERIES                                                            BERMAN AMT
                               WORLDWIDE        MFS(R)           MFS(R)            MFS(R)           MID-CAP
                               GROWTH--        INVESTORS        RESEARCH         UTILITIES          GROWTH
                                SERVICE     TRUST SERIES--      SERIES--          SERIES--        PORTFOLIO--
                                SHARES       SERVICE CLASS    SERVICE CLASS    SERVICE CLASS        CLASS S
                              -----------   ---------------   -------------  ------------------   -----------
                              2007   2006    2007     2006    2007    2006     2007      2006     2007   2006
                              -------------------------------------------------------------------------------
Units issued................  185    193      16       33      46       65     1,494     1,978    181    242
Units redeemed..............  (13)   (28)     (3)      (9)     (3)     (15)     (103)     (115)   (12)    (9)
                              ---    ---      --       --      --      ---   --------  --------   ---    ---
  Net increase (decrease)...  172    165      13       24      43       50     1,391     1,863    169    233
                              ===    ===      ==       ==      ==      ===   ========  ========   ===    ===

(a) For the period February 13, 2006 (Commencement of Operations) through December 31, 2006.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

--------------------------------------------------------------------------------

        MAINSTAY VP                        MAINSTAY VP      MAINSTAY VP                         MAINSTAY VP
        CONSERVATIVE       MAINSTAY VP     DEVELOPING         FLOATING         MAINSTAY VP         GROWTH
        ALLOCATION--      CONVERTIBLE--     GROWTH--           RATE--         GOVERNMENT--      ALLOCATION--
       SERVICE CLASS      SERVICE CLASS   SERVICE CLASS    SERVICE CLASS      SERVICE CLASS    SERVICE CLASS
     ------------------   -------------   -------------  ------------------   -------------  ------------------
       2007     2006(A)   2007    2006    2007    2006     2007      2006     2007    2006     2007     2006(A)
     ----------------------------------------------------------------------------------------------------------
       1,253     1,211     256     539     118     258     2,140     2,705     274     446     1,832     2,447
         (24)       (4)    (52)    (80)    (18)    (32)     (227)     (146)    (36)    (49)      (44)      (55)
     --------    -----     ---     ---     ---     ---   --------    -----     ---     ---   --------    -----
       1,229     1,207     204     459     100     226     1,913     2,559     238     397     1,788     2,392
     ========    =====     ===     ===     ===     ===   ========    =====     ===     ===   ========    =====

                                                                           MAINSTAY VP
     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP       MAINSTAY VP           MODERATE         MAINSTAY VP
       MID CAP         MID CAP         MID CAP           MODERATE             GROWTH            S&P 500
       CORE--         GROWTH--         VALUE--         ALLOCATION--        ALLOCATION--         INDEX--
    SERVICE CLASS   SERVICE CLASS   SERVICE CLASS     SERVICE CLASS       SERVICE CLASS      SERVICE CLASS
    -------------   -------------   --------------  ------------------  ------------------   --------------
    2007    2006    2007    2006    2007     2006     2007     2006(A)    2007     2006(A)   2007     2006
    -------------------------------------------------------------------------------------------------------
     622     866     324     985     460      882     1,784     2,731     2,953     4,281     735    1,261
     (40)   (101)    (52)   (216)    (73)    (244)      (58)      (30)     (137)      (19)   (142)    (225)
     ---    ----     ---    ----     ---    -----   --------    -----   --------    -----    ----    -----
     582     765     272     769     387      638     1,726     2,701     2,816     4,262     593    1,036
     ===    ====     ===    ====     ===    =====   ========    =====   ========    =====    ====    =====

       COLUMBIA
       SMALL CAP        DREYFUS IP                        FIDELITY(R) VIP                        JANUS ASPEN
      VALUE FUND,       TECHNOLOGY      FIDELITY(R) VIP       EQUITY-        FIDELITY(R) VIP       SERIES
       VARIABLE          GROWTH--       CONTRAFUND(R)--       INCOME--          MID CAP--        BALANCED--
    SERIES--CLASS B   SERVICE SHARES    SERVICE CLASS 2   SERVICE CLASS 2    SERVICE CLASS 2   SERVICE SHARES
    ---------------   ---------------   ---------------   ----------------   ---------------   ---------------
     2007     2006     2007     2006     2007     2006     2007     2006      2007     2006     2007     2006
    ----------------------------------------------------------------------------------------------------------
      240      647       91      209    1,546    2,732      788     1,135      450      913      289      450
      (48)     (28)     (42)     (22)    (123)    (151)     (62)      (70)     (70)     (86)     (48)     (54)
      ---      ---      ---      ---    -----    -----      ---     -----      ---      ---      ---      ---
      192      619       49      187    1,423    2,581      726     1,065      380      827      241      396
      ===      ===      ===      ===    =====    =====      ===     =====      ===      ===      ===      ===

                                                                       VAN KAMPEN
    ROYCE MICRO-    ROYCE SMALL-                                           UIF             VICTORY
         CAP             CAP                            VAN ECK         EMERGING             VIF
     PORTFOLIO--     PORTFOLIO--    T. ROWE PRICE      WORLDWIDE         MARKETS         DIVERSIFIED
     INVESTMENT      INVESTMENT     EQUITY INCOME         HARD          EQUITY--           STOCK--
        CLASS           CLASS       PORTFOLIO--II        ASSETS         CLASS II       CLASS A SHARES
    -------------   -------------   --------------   --------------  ---------------   ---------------
    2007    2006    2007    2006    2007     2006    2007    2006      2007     2006    2007     2006
    --------------------------------------------------------------------------------------------------
     653     988     464     765     947    1,270    811     1,313       493    948       72      177
     (27)    (24)    (24)    (30)    (95)    (134)   (58)      (70)     (114)   (29)     (14)     (15)
     ---     ---     ---     ---     ---    -----    ---   --------  --------   ---      ---      ---
     626     964     440     735     852    1,136    753     1,243       379    919       58      162
     ===     ===     ===     ===     ===    =====    ===   ========  ========   ===      ===      ===

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of June 30, 2007, and December 31, 2006, 2005, 2004, and 2003:


                                                              MAINSTAY VP
                                                               BALANCED--
                                                             SERVICE CLASS
                                                     ------------------------------
                                                       2007       2006       2005
                                                     ------------------------------
Net Assets.........................................  $ 41,546   $ 32,449   $ 13,598
Units Outstanding..................................     3,456      2,793      1,282
Variable Accumulation Unit Value...................  $  12.01   $  11.58   $  10.49
Total Return.......................................      3.7%      10.4%       4.9%
Investment Income Ratio............................        --       2.3%       2.4%


                                                                         MAINSTAY VP
                                                                       CASH MANAGEMENT
                                                     ----------------------------------------------------
                                                       2007       2006       2005       2004       2003
                                                     ----------------------------------------------------
Net Assets.........................................  $ 29,289   $ 18,765   $ 10,281   $  4,517   $  1,048
Units Outstanding..................................    25,381     17,010      9,864      4,474      1,047
Variable Accumulation Unit Value...................  $   1.11   $   1.09   $   1.04   $   1.01   $   1.00
Total Return.......................................      2.4%       4.6%       3.0%       0.8%       0.1%
Investment Income Ratio............................      4.6%       4.4%       3.0%       0.9%       0.4%


                                                                         MAINSTAY VP
                                                                        CONVERTIBLE--
                                                                        SERVICE CLASS
                                                     ----------------------------------------------------
                                                       2007       2006       2005       2004       2003
                                                     ----------------------------------------------------
Net Assets.........................................  $ 26,483   $ 21,580   $ 13,997   $  8,095   $    993
Units Outstanding..................................     1,805      1,601      1,142        704         91
Variable Accumulation Unit Value...................  $  14.68   $  13.47   $  12.23   $  11.50   $  10.87
Total Return.......................................      8.9%      10.1%       6.3%       5.9%       8.7%
Investment Income Ratio............................        --       2.6%       1.7%       3.1%      14.8%


                                                                         MAINSTAY VP
                                                                         GOVERNMENT--
                                                                        SERVICE CLASS
                                                     ----------------------------------------------------
                                                       2007       2006       2005       2004       2003
                                                     ----------------------------------------------------
Net Assets.........................................  $ 15,928   $ 13,260   $  8,578   $  4,236   $    378
Units Outstanding..................................     1,442      1,204        807        408         38
Variable Accumulation Unit Value...................  $  11.07   $  11.01   $  10.60   $  10.39   $  10.08
Total Return.......................................      0.6%       3.8%       2.1%       3.1%       0.8%
Investment Income Ratio............................        --       1.0%       4.0%       6.8%      24.9%

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

Charges and fees levied by NYLIAC are disclosed in Note 3.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

--------------------------------------------------------------------------------



                        MAINSTAY VP                                            MAINSTAY VP
                           BOND--                                         CAPITAL APPRECIATION--
                       SERVICE CLASS                                          SERVICE CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2007       2006       2005       2004       2003       2007       2006       2005       2004       2003
    -----------------------------------------------------------------------------------------------------------
    $ 24,272   $ 19,422   $ 13,750   $  7,140   $    661   $ 11,428   $  9,114   $  6,867   $  4,718   $    653
       2,156      1,734      1,279        678         65        796        704        553        411         59
    $  11.27   $  11.18   $  10.72   $  10.53   $  10.14   $  14.37   $  12.94   $  12.43   $  11.49   $  11.06
        0.8%       4.3%       1.9%       3.8%       1.4%      11.0%       4.2%       8.1%       3.9%      10.6%
          --       1.2%       3.9%       5.9%      24.1%         --       0.2%         --       0.1%       0.9%


                                                               MAINSTAY VP
                        MAINSTAY VP                           CONSERVATIVE
                       COMMON STOCK--                         ALLOCATION--
                       SERVICE CLASS                          SERVICE CLASS
    ----------------------------------------------------   -------------------
      2007       2006       2005       2004       2003       2007       2006
    --------------------------------------------------------------------------
    $ 16,580   $ 10,931   $  5,553   $  2,375   $    321   $ 27,457   $ 12,984
       1,001        710        416        192         29      2,436      1,207
    $  16.54   $  15.39   $  13.25   $  12.34   $  11.15   $  11.13   $  10.67
        7.4%      16.2%       7.4%      10.6%      11.5%       4.4%       6.7%
          --       0.5%       1.2%       2.0%       6.3%         --       2.6%


                        MAINSTAY VP                                 MAINSTAY VP
                    DEVELOPING GROWTH--                           FLOATING RATE--
                       SERVICE CLASS                               SERVICE CLASS
    ----------------------------------------------------   ------------------------------
      2007       2006       2005       2004       2003       2007       2006       2005
    -------------------------------------------------------------------------------------
    $ 11,602   $  8,389   $  4,573   $  2,618   $    192   $ 60,062   $ 37,645   $  9,509
         682        582        356        229         18      5,398      3,485        926
    $  17.03   $  14.36   $  12.78   $  11.44   $  10.83   $  11.10   $  10.77   $  10.19
       18.6%      12.4%      11.7%       5.6%       8.3%       3.0%       5.7%       1.9%
          --         --         --         --         --       6.0%       5.8%       4.2%


        MAINSTAY VP                           MAINSTAY VP
    GROWTH ALLOCATION--               HIGH YIELD CORPORATE BOND--
       SERVICE CLASS                         SERVICE CLASS
    -------------------   ----------------------------------------------------
      2007       2006       2007       2006       2005       2004       2003
    --------------------------------------------------------------------------
    $ 51,149   $ 27,267   $115,026   $ 84,029   $ 48,692   $ 21,542   $  2,970
       4,180      2,392      8,092      6,045      3,899      1,783        276
    $  12.23   $  11.22   $  14.22   $  13.86   $  12.40   $  12.08   $  10.74
        9.0%      12.2%       2.6%      11.8%       2.7%      12.5%       7.4%
          --       1.5%         --       2.2%       7.7%      12.0%      42.9%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                         MAINSTAY VP
                                                                     ICAP SELECT EQUITY--
                                                                        SERVICE CLASS
                                                     ----------------------------------------------------
                                                       2007       2006       2005       2004       2003
                                                     ----------------------------------------------------
Net Assets.........................................  $ 22,307   $ 10,141   $  4,386   $  2,549   $    310
Units Outstanding..................................     1,364        678        350        215         29
Variable Accumulation Unit Value...................  $  16.28   $  14.86   $  12.49   $  11.87   $  10.69
Total Return.......................................      9.5%      19.0%       5.2%      11.1%       6.9%
Investment Income Ratio............................        --       0.2%       0.9%       1.3%       4.9%


                                                                         MAINSTAY VP
                                                                      LARGE CAP GROWTH--
                                                                        SERVICE CLASS
                                                     ----------------------------------------------------
                                                       2007       2006       2005       2004       2003
                                                     ----------------------------------------------------
Net Assets.........................................  $ 14,090   $  9,060   $  3,383   $  1,927   $    320
Units Outstanding..................................     1,118        790        309        188         30
Variable Accumulation Unit Value...................  $  12.61   $  11.41   $  10.67   $  10.25   $  10.52
Total Return.......................................     10.5%       7.0%       4.1%      (2.6%)      5.2%
Investment Income Ratio............................        --         --         --       0.1%       0.8%


                                                                         MAINSTAY VP
                                                                       MID CAP VALUE--
                                                                        SERVICE CLASS
                                                     ----------------------------------------------------
                                                       2007       2006       2005       2004       2003
                                                     ----------------------------------------------------
Net Assets.........................................  $ 47,177   $ 36,644   $ 23,329   $  8,089   $    731
Units Outstanding..................................     2,688      2,301      1,663        610         65
Variable Accumulation Unit Value...................  $  17.53   $  15.90   $  13.98   $  13.26   $  11.31
Total Return.......................................     10.2%      13.8%       5.4%      17.2%      13.1%
Investment Income Ratio............................        --         --       0.8%       1.3%       5.7%


                                                                         MAINSTAY VP
                                                                      SMALL CAP GROWTH--
                                                                        SERVICE CLASS
                                                     ----------------------------------------------------
                                                       2007       2006       2005       2004       2003
                                                     ----------------------------------------------------
Net Assets.........................................  $ 20,116   $ 18,253   $ 12,811   $  6,538   $    745
Units Outstanding..................................     1,370      1,313        966        519         64
Variable Accumulation Unit Value...................  $  14.70   $  13.88   $  13.09   $  12.61   $  11.55
Total Return.......................................      5.9%       6.1%       3.8%       9.1%      15.5%
Investment Income Ratio............................        --         --         --         --         --

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

Charges and fees levied by NYLIAC are disclosed in Note 3.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

--------------------------------------------------------------------------------



                        MAINSTAY VP                                            MAINSTAY VP
                     INCOME & GROWTH--                                    INTERNATIONAL EQUITY--
                       SERVICE CLASS                                          SERVICE CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2007       2006       2005       2004       2003       2007       2006       2005       2004       2003
    -----------------------------------------------------------------------------------------------------------
    $ 11,927   $  8,263   $  5,074   $  1,904   $    134   $ 81,922   $ 54,334   $ 19,738   $  6,482   $    542
         756        562        403        158         13      4,077      2,878      1,361        486         48
    $  15.82   $  14.68   $  12.60   $  12.06   $  10.73   $  20.06   $  18.82   $  14.36   $  13.33   $  11.39
        7.7%      16.6%       4.5%      12.4%       7.3%       6.6%      31.0%       7.7%      17.1%      13.9%
          --       0.5%       1.4%       3.5%       7.7%         --       0.3%       2.3%       1.5%      12.1%


                        MAINSTAY VP                                            MAINSTAY VP
                       MID CAP CORE--                                        MID CAP GROWTH--
                       SERVICE CLASS                                          SERVICE CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2007       2006       2005       2004       2003       2007       2006       2005       2004       2003
    -----------------------------------------------------------------------------------------------------------
    $ 45,790   $ 30,960   $ 15,476   $  4,966   $    482   $ 50,209   $ 38,503   $ 23,016   $  8,646   $  1,001
       2,362      1,780      1,015        380         45      2,442      2,170      1,401        621         88
    $  19.36   $  17.31   $  15.10   $  13.06   $  10.72   $  20.55   $  17.72   $  16.26   $  13.92   $  11.38
       11.8%      14.7%      15.6%      21.9%       7.2%      16.0%       9.0%      16.8%      22.3%      13.8%
          --         --       0.6%       0.6%       2.4%         --         --         --         --         --


        MAINSTAY VP           MAINSTAY VP
         MODERATE           MODERATE GROWTH                         MAINSTAY VP
       ALLOCATION--          ALLOCATION--                         S&P 500 INDEX--
       SERVICE CLASS         SERVICE CLASS                         SERVICE CLASS
    -------------------   -------------------   ----------------------------------------------------
      2007       2006       2007       2006       2007       2006       2005       2004       2003
    ------------------------------------------------------------------------------------------------
    $ 51,029   $ 29,581   $ 84,095   $ 47,438   $ 62,137   $ 49,694   $ 29,950   $ 14,415   $  1,224
       4,427      2,701      7,078      4,262      3,971      3,378      2,342      1,180        110
    $  11.48   $  10.84   $  11.84   $  11.01   $  15.67   $  14.69   $  12.76   $  12.21   $  11.08
        5.9%       8.4%       7.6%      10.1%       6.6%      15.2%       4.5%      10.2%      10.8%
          --       2.0%         --       2.0%         --       0.4%       1.4%       2.6%       9.1%


                        MAINSTAY VP                                            MAINSTAY VP
                       TOTAL RETURN--                                            VALUE--
                       SERVICE CLASS                                          SERVICE CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2007       2006       2005       2004       2003       2007       2006       2005       2004       2003
    -----------------------------------------------------------------------------------------------------------
    $  9,667   $  8,400   $  5,855   $  3,517   $    398   $ 29,506   $ 22,305   $ 10,400   $  5,599   $    469
         694        640        487        311         37      1,735      1,409        781        445         41
    $  13.97   $  13.13   $  12.02   $  11.32   $  10.67   $  17.01   $  15.80   $  13.32   $  12.57   $  11.33
        6.4%       9.2%       6.2%       6.1%       6.7%       7.7%      18.6%       6.0%      11.0%      13.3%
          --       0.5%       1.7%       2.7%      13.8%         --       0.3%       1.3%       1.7%      10.8%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                        ALGER AMERICAN
                                                                    SMALL CAPITALIZATION--
                                                                        CLASS S SHARES
                                                     ----------------------------------------------------
                                                       2007       2006       2005       2004       2003
                                                     ----------------------------------------------------
Net Assets.........................................  $ 32,081   $ 23,631   $  9,424   $  3,436   $    176
Units Outstanding..................................     1,578      1,302        619        265         16
Variable Accumulation Unit Value...................  $  20.36   $  18.08   $  15.10   $  12.95   $  11.14
Total Return.......................................     12.6%      19.7%      16.6%      16.3%      11.4%
Investment Income Ratio............................        --         --         --         --         --


                                                                          DREYFUS IP
                                                                     TECHNOLOGY GROWTH--
                                                                        SERVICE SHARES
                                                     ----------------------------------------------------
                                                       2007       2006       2005       2004       2003
                                                     ----------------------------------------------------
Net Assets.........................................  $  8,416   $  7,293   $  4,846   $  3,289   $    575
Units Outstanding..................................       652        603        416        293         51
Variable Accumulation Unit Value...................  $  12.93   $  12.07   $  11.60   $  11.21   $  11.18
Total Return.......................................      7.1%       4.0%       3.5%       0.2%      11.8%
Investment Income Ratio............................        --         --         --         --         --


                                                                       FIDELITY(R) VIP
                                                                          MID CAP--
                                                                       SERVICE CLASS 2
                                                     ----------------------------------------------------
                                                       2007       2006       2005       2004       2003
                                                     ----------------------------------------------------
Net Assets.........................................  $ 53,501   $ 40,507   $ 21,882   $  6,502   $    219
Units Outstanding..................................     2,488      2,108      1,281        450         19
Variable Accumulation Unit Value...................  $  21.51   $  19.17   $  17.05   $  14.45   $  11.59
Total Return.......................................     12.2%      12.4%      18.0%      24.7%      15.9%
Investment Income Ratio............................      0.5%       0.1%         --         --         --


                                                                            MFS(R)
                                                                   INVESTORS TRUST SERIES--
                                                                        SERVICE CLASS
                                                     ----------------------------------------------------
                                                       2007       2006       2005       2004       2003
                                                     ----------------------------------------------------
Net Assets.........................................  $  1,954   $  1,639   $  1,145   $    579   $     19
Units Outstanding..................................       128        115         91         49          2
Variable Accumulation Unit Value...................  $  15.25   $  14.22   $  12.61   $  11.79   $  10.61
Total Return.......................................      7.3%      12.7%       7.0%      11.1%       6.1%
Investment Income Ratio............................      1.2%       0.2%       0.3%       0.2%         --

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

Charges and fees levied by NYLIAC are disclosed in Note 3.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

--------------------------------------------------------------------------------



                                                                           COLUMBIA
                            CVS                                      SMALL CAP VALUE FUND,
                       CALVERT SOCIAL                                  VARIABLE SERIES--
                     BALANCED PORTFOLIO                                     CLASS B
    ----------------------------------------------------   -----------------------------------------
      2007       2006       2005       2004       2003       2007       2006       2005       2004
    ------------------------------------------------------------------------------------------------
    $  4,110   $  3,648   $  2,174   $    941   $     29   $ 16,903   $ 13,367   $  4,510   $    207
         308        283        183         84          3      1,222      1,030        411         20
    $  13.31   $  12.86   $  11.83   $  11.19   $  10.34   $  13.80   $  12.93   $  10.83   $  10.27
        3.4%       8.8%       5.7%       8.3%       3.4%       6.7%      19.4%       5.5%       2.7%
          --       2.8%       2.3%       3.2%      13.0%         --       0.4%         --       3.3%


                      FIDELITY(R) VIP                                        FIDELITY(R) VIP
                      CONTRAFUND(R)--                                        EQUITY-INCOME--
                      SERVICE CLASS 2                                        SERVICE CLASS 2
    ----------------------------------------------------   ----------------------------------------------------
      2007       2006       2005       2004       2003       2007       2006       2005       2004       2003
    -----------------------------------------------------------------------------------------------------------
    $116,130   $ 83,381   $ 36,377   $  9,978   $    667   $ 50,442   $ 35,470   $ 15,969   $  6,608   $    535
       6,433      5,010      2,429        782         60      3,038      2,312      1,247        547         49
    $  18.05   $  16.58   $  14.88   $  12.76   $  11.08   $  16.61   $  15.30   $  12.76   $  12.09   $  10.87
        8.9%      11.4%      16.6%      15.2%      10.8%       8.5%      19.9%       5.6%      11.2%       8.7%
        0.1%       1.1%       0.1%         --         --       0.1%       3.0%       1.0%       0.4%         --


                        JANUS ASPEN                                            JANUS ASPEN
                     SERIES BALANCED--                                  SERIES WORLDWIDE GROWTH--
                       SERVICE SHARES                                         SERVICE SHARES
    ----------------------------------------------------   ----------------------------------------------------
      2007       2006       2005       2004       2003       2007       2006       2005       2004       2003
    -----------------------------------------------------------------------------------------------------------
    $ 21,908   $ 17,360   $ 10,829   $  4,841   $    460   $ 10,874   $  7,258   $  4,185   $  2,090   $    125
       1,508      1,267        871        420         43        691        519        354        187         12
    $  14.55   $  13.70   $  12.41   $  11.52   $  10.64   $  15.74   $  13.95   $  11.83   $  11.20   $  10.72
        6.2%      10.4%       7.7%       8.3%       6.4%      12.9%      17.9%       5.6%       4.5%       7.2%
        2.8%       2.1%       2.4%       3.3%       7.2%       0.8%       1.7%       1.3%       1.3%       1.4%


                           MFS(R)                                           MFS(R)
                     RESEARCH SERIES--                                UTILITIES SERIES--
                       SERVICE CLASS                                     SERVICE CLASS
    ----------------------------------------------------   -----------------------------------------
      2007       2006       2005       2004       2003       2007       2006       2005       2004
    ------------------------------------------------------------------------------------------------
    $  3,497   $  2,574   $  1,664   $    632   $     36   $115,035   $ 68,838   $ 24,083   $  2,138
         219        176        126         52          3      4,813      3,422      1,559        163
    $  15.96   $  14.54   $  13.20   $  12.27   $  10.61   $  23.82   $  20.07   $  15.32   $  13.14
        9.8%      10.2%       7.6%      15.6%       6.1%      18.7%      31.0%      16.6%      31.4%
        1.0%       0.3%       0.3%       0.5%         --       1.6%       1.5%       0.3%         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                               NEUBERGER BERMAN AMT
                                                            MID-CAP GROWTH PORTFOLIO--
                                                                      CLASS S
                                                     -----------------------------------------
                                                       2007       2006       2005       2004
                                                     -----------------------------------------
Net Assets.........................................  $  9,627   $  5,644   $  1,826   $    519
Units Outstanding..................................       535        366        133         44
Variable Accumulation Unit Value...................  $  17.88   $  15.38   $  13.43   $  11.84
Total Return.......................................     16.3%      14.5%      13.4%      18.4%
Investment Income Ratio............................        --         --         --         --


                                                                           VAN ECK
                                                                          WORLDWIDE
                                                                         HARD ASSETS
                                                     ----------------------------------------------------
                                                       2007       2006       2005       2004       2003
                                                     ----------------------------------------------------
Net Assets.........................................  $ 96,773   $ 58,353   $ 20,303   $  2,285   $     98
Units Outstanding..................................     2,937      2,184        941        162          9
Variable Accumulation Unit Value...................  $  32.85   $  26.63   $  21.39   $  14.11   $  11.38
Total Return.......................................     23.3%      24.5%      51.7%      24.0%      13.8%
Investment Income Ratio............................      0.2%         --       0.1%       0.1%         --

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

Charges and fees levied by NYLIAC are disclosed in Note 3.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

--------------------------------------------------------------------------------



                ROYCE                            ROYCE                                   T. ROWE PRICE
        MICRO-CAP PORTFOLIO--            SMALL-CAP PORTFOLIO--                           EQUITY INCOME
           INVESTMENT CLASS                 INVESTMENT CLASS                             PORTFOLIO--II
    ------------------------------   ------------------------------   ----------------------------------------------------
      2007       2006       2005       2007       2006       2005       2007       2006       2005       2004       2003
    ----------------------------------------------------------------------------------------------------------------------
    $ 28,077   $ 16,410   $  1,680   $ 20,646   $ 12,973   $  2,922   $ 68,883   $ 50,422   $ 27,350   $ 10,477   $    684
       1,724      1,098        134      1,430        990        255      4,024      3,172      2,036        814         61
    $  16.22   $  14.84   $  12.26   $  14.41   $  13.03   $  11.30   $  17.11   $  15.85   $  13.35   $  12.88   $  11.24
        9.3%      21.1%      22.6%      10.6%      15.4%      13.0%       8.0%      18.6%       3.7%      14.6%      12.4%
          --       0.3%       1.3%         --       0.1%         --       1.4%       1.4%       1.5%       1.6%       2.2%


                         VAN KAMPEN
                        UIF EMERGING                                      VICTORY VIF
                      MARKETS EQUITY--                                DIVERSIFIED STOCK--
                          CLASS II                                      CLASS A SHARES
    ----------------------------------------------------   -----------------------------------------
      2007       2006       2005       2004       2003       2007       2006       2005       2004
    ------------------------------------------------------------------------------------------------
    $ 56,923   $ 38,547   $ 10,360   $  2,508   $    127   $  6,271   $  5,009   $  2,453   $    809
       1,824      1,445        526        173         11        420        362        200         72
    $  31.14   $  26.56   $  19.37   $  14.48   $  11.77   $  14.96   $  13.80   $  12.14   $  11.17
       17.2%      37.2%      33.8%      23.0%      17.7%       8.4%      13.7%       8.7%      11.7%
          --       0.7%       0.3%       0.6%         --       0.8%       0.3%       0.1%       1.6%

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